UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 06/30/10

Item 1.	Schedule of Investments

GE Institutional International Equity

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—95.8% †	Number of Shares	Value
Australia—1.1%
Brambles Ltd.	3,103,010	$14,180,020
Paladin Energy Ltd.	4,316,381	12,896,986	(a)
		27,077,006

Brazil—2.5%
Banco Santander Brasil S.A.	2,085,700	21,441,343
Petroleo Brasileiro S.A. ADR	638,333	19,022,323	(h)
Vale S.A. ADR	969,726	20,383,641	(h)
		60,847,307

Canada—3.7%
Kinross Gold Corp.	446,073	7,639,890
Potash Corporation of Saskatchewan Inc.	469,936	40,548,094
Research In Motion Ltd.	500,350	24,639,642	(a)
Suncor Energy Inc.	646,580	19,063,051
		91,890,677

Chile—0.4%
Sociedad Quimica y Minera de Chile S.A. ADR	283,322	9,239,130

China—0.9%
China Mobile Ltd.	757,245	7,501,084
China South Locomotive and Rolling Stock Corp.	21,647,699	14,770,947
		22,272,031

Denmark—1.0%
AP Moller—Maersk A/S	3,137	24,747,877

Finland—0.3%
Nokia Oyj	966,316	7,889,460

France—12.4%
AXA S.A.	1,499,535	22,946,936
BNP Paribas	787,825	42,456,638	(h)
Cap Gemini S.A.	555,320	24,447,001
Cie Generale d’Optique Essilor International S.A.	793,787	47,249,750
Credit Agricole S.A.	1,013,972	10,537,743
Danone	239,856	12,880,279
European Aeronautic Defence and Space Company N.V.	1,203,867	24,609,487
Safran S.A.	416,241	11,630,611
Schneider Electric S.A.	316,188	31,988,521
Total S.A.	794,588	35,528,917
Veolia Environnement	488,818	11,503,031
Vinci S.A.	386,401	16,070,902
Vivendi S.A.	770,967	15,693,919
		307,543,735

Germany—11.1%
Adidas AG	479,696	23,263,368
Bayer AG	564,567	31,601,700
Daimler AG	509,931	25,838,348
Deutsche Boerse AG	637,487	38,794,481
Linde AG	396,496	41,761,330
Metro AG	419,900	21,459,850
SAP AG	436,907	19,460,616
Siemens AG	687,873	61,626,287
ThyssenKrupp AG	450,655	11,124,174
		274,930,154

Hong Kong—0.7%
Esprit Holdings Ltd.	3,359,997	18,089,686

India—0.7%
Larsen & Toubro Ltd.	444,605	17,199,092

Ireland—0.8%
CRH PLC	986,276	20,354,418

Italy—2.1%
ENI S.p.A.	1,157,484	21,282,461
UniCredit S.p.A.	14,226,375	31,521,990
		52,804,451

Japan—15.1%
Daikin Industries Ltd.	328,600	10,010,621
Fanuc Ltd.	110,900	12,512,496
Mitsubishi Corp.	989,000	20,443,514
Mitsubishi Estate Company Ltd.	1,592,857	22,156,423
Mitsubishi Heavy Industries Ltd.	3,245,000	11,184,926
Mitsubishi UFJ Financial Group Inc.	6,961,154	31,581,752
Nomura Holdings Inc.	8,972,023	48,976,940
Sony Financial Holdings Inc.	9,279	30,926,259
Sumitomo Metal Industries Ltd.	17,487,188	39,505,696
Sumitomo Mitsui Financial Group Inc.	312,182	8,827,992
Suzuki Motor Corp.	1,772,575	34,758,011
Taiyo Nippon Sanso Corp.	1,981,782	15,724,019
The Bank of Yokohama Ltd.	4,741,607	21,671,942
Toyota Motor Corp.	458,581	15,742,867
Unicharm Corp.	271,300	30,567,564
Yamada Denki Company Ltd.	303,929	19,841,824
		374,432,846

Mexico—0.4%
America Movil SAB de C.V. ADR	188,770	8,966,575

Netherlands—3.3%
Heineken N.V.	245,593	10,427,473
Koninklijke Ahold N.V.	1,368,826	16,960,607

Koninklijke Philips Electronics N.V.	1,519,206	45,442,675
Unilever N.V.	312,824	8,557,300
		81,388,055

Russian Federation—0.5%
Mobile Telesystems OJSC ADR	672,702	12,888,970

South Africa—0.9%
MTN Group Ltd.	1,612,469	21,156,995

South Korea—2.1%
KB Financial Group Inc.	368,050	14,107,636
Samsung Electronics Company Ltd.	59,720	37,457,211
		51,564,847

Spain—2.9%
Banco Santander S.A.	4,288,217	45,042,412	(h)
Iberdrola S.A.	1,984,026	11,170,031
Telefonica S.A.	820,911	15,232,614
		71,445,057

Sweden—1.0%
Hennes & Mauritz AB	88,681	2,441,971
Telefonaktiebolaget LM Ericsson	1,884,784	20,947,666
		23,389,637

Switzerland—9.4%
Credit Suisse Group AG (Regd.)	744,107	27,963,394
Nestle S.A.	1,605,136	77,361,897
Novartis AG	554,579	26,864,157
Roche Holding AG	385,220	52,997,725
Syngenta AG	105,694	24,405,691
Zurich Financial Services AG	104,389	22,998,081
		232,590,945

Taiwan—2.7%
Delta Electronics Inc.	5,679,000	18,128,244
Taiwan Semiconductor Manufacturing Company Ltd.	22,655,548	42,344,186
Taiwan Semiconductor Manufacturing Company Ltd. ADR	627,577	6,125,152
		66,597,582

United Kingdom—19.8%
Autonomy Corporation PLC	675,370	18,434,108	(a)
BG Group PLC	2,017,742	30,049,701
BHP Billiton PLC	1,787,530	46,410,051	(h)
Diageo PLC	324,518	5,104,319
Experian PLC	440,386	3,834,856
G4S PLC	4,210,696	16,716,678
G4S PLC	1,915,880	7,631,525
HSBC Holdings PLC	6,497,648	59,439,960
Lloyds Banking Group PLC	38,040,244	30,071,658
National Grid PLC	5,305,971	38,790,533
Prudential PLC	5,744,149	43,383,813
Reckitt Benckiser Group PLC	1,005,010	46,809,926
Rio Tinto PLC	892,239	39,234,542
Royal Dutch Shell PLC	1,007,440	25,457,821

Tesco PLC	5,957,334	33,652,732	(h)
The Capita Group PLC	2,155,351	23,777,768
Vodafone Group PLC	10,327,359	21,307,898
		490,107,889

Total Common Stock		2,369,414,422
(Cost $2,572,701,109)

Preferred Stock—1.5%
Fresenius SE	193,197	12,782,475
Volkswagen AG	283,866	24,951,163

Total Preferred Stock		37,733,638
(Cost $39,098,687)

Rights—0.0%*
Iberdrola S.A.	1,984,026	432,953	(a)
(Cost $465,236)

Other Investments—0.0%*
GEI Investment Fund		216,147	(k)
(Cost $248,445)

Total Investments in Securities		2,407,797,160
(Cost $2,612,513,477)

Short-Term Investments—1.9%
GE Money Market Fund Institutional Class		46,904,667	(d,k)
0.05%
(Cost $46,904,667)

Total Investments		2,454,701,827
(Cost $2,659,418,144)

Other Assets and Liabilities, net—0.8%		19,522,020

NET ASSETS —100.0%		$2,474,223,847

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
DJ Euro Stoxx 50 Index Futures	September 2010	200	$6,291,088	$(398,754)
FTSE 100 Index Futures	September 2010	42	3,066,719	(204,249)
Topix Index Futures	September 2010	32	3,032,207	(65,436)

				$(668,439)

The Fund was invested in the following categories at June 30, 2010 (unaudited):

Industry	Percentage (based on Market Value)
Commercial Banks	12.90%
Metals & Mining	6.69%
Oil, Gas & Consumable Fuels	6.65%
Chemicals	5.36%
Insurance	4.90%
Pharmaceuticals	4.54%
Industrial Conglomerates	4.36%
Automobiles	4.13%
Food Products	4.02%
Semiconductors & Semiconductor Equipment	3.50%
Household Products	3.15%
Capital Markets	3.13%
Food & Staples Retailing	2.94%
Wireless Telecommunication Services	2.93%
Healthcare Equipment & Supplies	2.45%
Communications Equipment	2.18%
Multi-Utilities	2.05%
Specialty Retail	1.64%
Diversified Financial Services	1.58%
Commercial Services & Supplies	1.57%
Machinery	1.57%
Software	1.54%
Aerospace & Defense	1.48%
Construction & Engineering	1.37%
Electrical Equipment	1.30%
Professional Services	1.12%
Marine	1.01%
IT Services	1.00%
Textiles, Apparel & Luxury Goods	0.95%
Real Estate Management & Development	0.90%
Construction Materials	0.83%
Trading Companies & Distributors	0.83%
Electronic Equipment, Instruments & Components	0.74%
Media	0.64%
Beverages	0.63%
Diversified Telecommunication Services	0.62%
Electric Utilities	0.47%
Building Products	0.41%

98.08%

Short-Term and Other Investments	Percentage (based on Market Value)
Short-Term	1.91%
Other Investments	0.01%

1.92%

100.00%

GE Institutional Premier Growth Equity

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—96.8% †	Number of Shares	Value
Beverages—4.4%
PepsiCo Inc.	167,135	$10,186,878

Biotechnology—5.7%
Amgen Inc.	176,777	9,298,470	(a)
Gilead Sciences Inc.	115,709	3,966,504	(a)
		13,264,974

Capital Markets—6.0%
State Street Corp.	192,848	6,522,119	(e)
The Goldman Sachs Group Inc.	55,926	7,341,406
		13,863,525

Chemicals—2.0%
Monsanto Co.	102,853	4,753,866

Commercial Services & Supplies—2.6%
Iron Mountain Inc.	273,201	6,136,094

Communications Equipment—8.7%
Cisco Systems Inc.	343,912	7,328,765	(a,h)
QUALCOMM Inc.	260,344	8,549,697
Research In Motion Ltd.	86,781	4,274,832	(a)
		20,153,294

Computers & Peripherals—2.8%
Apple Inc.	26,342	6,625,803	(a)

Diversified Financial Services—3.7%
CME Group Inc.	30,856	8,687,507

Electronic Equipment, Instruments & Component—1.7%
Corning Inc.	247,487	3,996,915

Energy Equipment & Services—3.6%
Schlumberger Ltd.	151,064	8,359,882

Healthcare Equipment & Supplies—2.9%
Medtronic Inc.	183,205	6,644,845

Healthcare Providers & Services—6.8%
Express Scripts Inc.	147,850	6,951,907	(a)
Lincare Holdings Inc.	160,706	5,224,552	(a)

VCA Antech Inc.	147,850	3,660,766	(a)
		15,837,225

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	102,852	3,110,244

Insurance—1.3%
Aflac Inc.	69,425	2,962,365

Internet Software & Services—4.3%
Baidu Inc. ADR	75,880	5,165,910	(a)
eBay Inc.	244,274	4,790,213	(a)
		9,956,123

IT Services—9.1%
Paychex Inc.	170,349	4,423,964
The Western Union Co.	610,685	9,105,313
Visa Inc.	106,709	7,549,662
		21,078,939

Machinery—2.8%
Dover Corp.	154,278	6,447,278

Media—9.1%
Comcast Corp.	189,634	3,115,687
DIRECTV	261,630	8,874,490	(a)
Liberty Global Inc.	353,555	9,188,894	(a)
		21,179,071

Oil, Gas & Consumable Fuels—1.3%
Southwestern Energy Co.	77,139	2,980,651	(a)

Real Estate Management & Development—1.7%
CB Richard Ellis Group Inc.	293,771	3,998,223	(a)

Software—5.5%
Intuit Inc.	186,419	6,481,789	(a)
Microsoft Corp.	273,201	6,286,355
		12,768,144

Specialty Retail—5.8%
Bed Bath & Beyond Inc.	192,848	7,150,804	(a,h)
Lowe’s Companies Inc.	308,556	6,300,714
		13,451,518

Wireless Telecommunication Services—3.7%
American Tower Corp.	196,062	8,724,759	(a)

Total Common Stock		225,168,123
(Cost $240,828,217)

Other Investments—0.1%
GEI Investment Fund		148,296	(k)
(Cost $170,455)

Total Investments in Securities	225,316,419
(Cost $240,998,672)

Short-Term Investments—3.2%
GE Money Market Fund Institutional Class	7,345,965	(d,k)
0.05%
(Cost $7,345,965)

Total Investments	232,662,384
(Cost $248,344,637)

Liabilities in Excess of Other Assets, net—(0.1)%	(86,686)

NET ASSETS—100.0%	$232,575,698

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	September 2010	31	$1,591,230	$(128,201)

GE Institutional Core Value Equity

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—96.3% †	Number of Shares	Value
Aerospace & Defense—2.6%
Honeywell International Inc.	42,977	$1,677,392
ITT Corp.	17,006	763,910
Rockwell Collins Inc.	9,811	521,258
		2,962,560

Beverages—3.1%
Molson Coors Brewing Co.	13,081	554,111
PepsiCo Inc.	50,009	3,048,049
		3,602,160

Biotechnology—1.9%
Amgen Inc.	32,048	1,685,725	(a,h)
Gilead Sciences Inc.	14,455	495,517	(a)
		2,181,242

Capital Markets—4.3%
Ameriprise Financial Inc.	36,628	1,323,370
Invesco Ltd.	22,894	385,306
Morgan Stanley	28,779	667,961
State Street Corp.	30,740	1,039,627	(e)
The Bank of New York Mellon Corp.	64,098	1,582,580
		4,998,844

Chemicals—0.9%
Potash Corp of Saskatchewan Inc.	12,100	1,043,504

Commercial Banks—1.6%
Regions Financial Corp.	58,868	387,351
US Bancorp	35,974	804,019
Wells Fargo & Co.	25,420	650,752
		1,842,122

Communications Equipment—0.8%
Cisco Systems Inc.	43,168	919,910	(a,h)

Computers & Peripherals—2.0%
Hewlett-Packard Co.	53,306	2,307,084

Diversified Financial Services—4.0%
Bank of America Corp.	163,515	2,349,711
JPMorgan Chase & Co.	60,584	2,217,980
		4,567,691

Diversified Telecommunication Services—2.1%
AT&T Inc.	67,042	1,621,746
Verizon Communications Inc.	29,433	824,713
		2,446,459

Electric Utilities—3.0%
Edison International	39,243	1,244,788
Entergy Corp.	14,074	1,007,980
NextEra Energy Inc	9,377	457,223
Northeast Utilities	29,106	741,621
		3,451,612

Electrical Equipment—0.5%
ABB Ltd. ADR	31,202	539,171

Electronic Equipment, Instruments & Components—0.6%
Corning Inc.	42,513	686,585

Energy Equipment & Services—1.6%
Halliburton Co.	16,348	401,343
National Oilwell Varco Inc.	9,157	302,822
Schlumberger Ltd.	16,679	923,016
Weatherford International Ltd.	13,082	171,897	(a)
		1,799,078

Food & Staples Retailing—0.4%
Safeway Inc.	26,162	514,345

Food Products—4.2%
Archer-Daniels-Midland Co.	45,784	1,182,143
Kraft Foods Inc.	69,152	1,936,256
McCormick & Company Inc.	27,350	1,038,206
Nestle S.A. ADR	13,081	631,027
		4,787,632

Healthcare Equipment & Supplies—2.0%
Becton Dickinson and Co.	15,698	1,061,499
Covidien PLC	30,018	1,206,123
		2,267,622

Healthcare Providers & Services—2.1%
Cardinal Health Inc.	28,102	944,508
McKesson Corp.	7,849	527,139
Omnicare Inc.	39,243	930,059
		2,401,706

Household Products—4.8%
Clorox Co.	29,759	1,849,819
The Procter & Gamble Co.	60,501	3,628,850
		5,478,669

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	29,435	374,413	(a)

Industrial Conglomerates—0.4%

Siemens AG ADR	4,913	439,861

Insurance—5.0%
ACE Ltd.	32,703	1,683,550
AON Corp.	18,313	679,779
PartnerRe Ltd.	9,227	647,182
Principal Financial Group Inc.	43,169	1,011,881
Prudential Financial Inc.	32,703	1,754,843
		5,777,235

IT Services—4.5%
International Business Machines Corp.	30,414	3,755,521	(h)
The Western Union Co.	98,110	1,462,820
		5,218,341

Life Sciences Tools & Services—1.1%
Life Technologies Corp.	11,119	525,373	(a)
Thermo Fisher Scientific Inc.	14,062	689,741	(a)
		1,215,114

Machinery—2.1%
Deere & Co.	25,509	1,420,341
Eaton Corp.	15,628	1,022,696	(h)
		2,443,037

Media—6.3%
News Corp.	35,946	429,914
Omnicom Group Inc.	68,677	2,355,621
The Walt Disney Co.	49,056	1,545,264
Time Warner Inc.	99,580	2,878,858
		7,209,657

Metals & Mining—2.5%
Allegheny Technologies Inc.	27,797	1,228,349
Barrick Gold Corp.	19,622	891,035
Freeport-McMoRan Copper & Gold Inc.	12,427	734,809
		2,854,193

Multiline Retail—0.3%
Target Corp.	7,195	353,778

Multi-Utilities—1.5%
Dominion Resources Inc.	45,785	1,773,711

Oil, Gas & Consumable Fuels—11.0%
Apache Corp.	15,697	1,321,530
Chesapeake Energy Corp.	14,716	308,300
Chevron Corp.	34,665	2,352,367
Devon Energy Corp.	20,603	1,255,135
El Paso Corp.	58,609	651,146
Exxon Mobil Corp.	59,401	3,390,0150	(h)
Marathon Oil Corp.	58,866	1,830,144
Occidental Petroleum Corp.	12,882	993,846
Suncor Energy Inc.	19,622	577,672
		12,680,155

Paper & Forest Products—0.4%
Weyerhaeuser Co.	11,446	402,899

Personal Products—0.2%
Avon Products Inc.	7,814	207,071

Pharmaceuticals—5.2%
Abbott Laboratories	8,175	382,427
Bristol-Myers Squibb Co.	67,694	1,688,288
Johnson & Johnson	47,288	2,792,829
Pfizer Inc.	81,756	1,165,841
		6,029,385

Road & Rail—1.3%
Union Pacific Corp.	20,930	1,454,844

Semiconductors & Semiconductor Equipment—4.4%
Intel Corp.	97,674	1,899,759
KLA-Tencor Corp.	21,259	592,701
Microchip Technology Inc.	17,987	498,959
NVIDIA Corp.	13,081	133,557	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	75,218	734,128
Texas Instruments Inc.	53,962	1,256,235
		5,115,339

Software—3.7%
Microsoft Corp.	117,732	2,709,013	(h)
Oracle Corp.	72,278	1,551,086	(h)
		4,260,099

Specialty Retail—1.4%
Bed Bath & Beyond Inc.	17,190	637,405	(a)
Lowe’s Companies Inc.	47,093	961,639
		1,599,044

Tobacco—1.5%
Altria Group Inc.	9,811	196,612
Philip Morris International Inc.	34,338	1,574,054
		1,770,666

Wireless Telecommunication Services—0.7%
American Tower Corp.	17,987	800,422	(a)

Total Common Stock		110,777,260
(Cost $107,997,121)

Exchange Traded Funds—1.8%
Financial Select Sector SPDR Fund	29,620	409,052	(n)
Industrial Select Sector SPDR Fund	61,770	1,695,587	(h,n)

Total Exchange Traded Funds		2,104,639
(Cost $2,225,690)

Other Investments—0.0%*
GEI Investment Fund	20,677	(k)
(Cost $23,766)

Total Investments in Securities	112,902,576
(Cost $110,246,577)

Short-Term Investments—1.6%
GE Money Market Fund Institutional Class
0.05%	1,844,905	(d,k)
(Cost $1,844,905)

Total Investments	114,747,481
(Cost $112,091,482)

Other Assets and Liabilities, net—0.3%	287,809

NET ASSETS—100.0%	$115,035,290

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	September 2010	17	$872,610	$(70,304)

GE Institutional U.S. Equity

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—93.4% †	Number of Shares	Value
Aerospace & Defense—3.0%
CAE Inc.	216,906	$1,884,009
Hexcel Corp.	71,170	1,103,847	(a)
Honeywell International Inc.	116,018	4,528,182
ITT Corp.	23,229	1,043,447
Rockwell Collins Inc.	27,558	1,464,157
United Technologies Corp.	29,522	1,916,273
		11,939,915

Beverages—3.4%
Molson Coors Brewing Co.	17,869	756,931
PepsiCo Inc.	205,861	12,547,228
		13,304,159

Biotechnology—4.4%
Amgen Inc.	201,860	10,617,836	(a,h)
Gilead Sciences Inc.	196,188	6,725,325	(a)
		17,343,161

Capital Markets—5.1%
Ameriprise Financial Inc.	50,033	1,807,692
Invesco Ltd.	31,270	526,274
Morgan Stanley	39,311	912,408
State Street Corp.	194,910	6,591,856	(e)
The Bank of New York Mellon Corp.	87,557	2,161,782
The Charles Schwab Corp.	62,278	883,102
The Goldman Sachs Group Inc.	56,454	7,410,717
		20,293,831

Chemicals—2.3%
Monsanto Co.	70,350	3,251,577
Potash Corp of Saskatchewan Inc.	16,529	1,425,461
Praxair Inc.	54,348	4,129,904
The Mosaic Co.	10,842	422,621
		9,229,563

Commercial Banks—0.8%
Regions Financial Corp.	169,996	1,118,574
US Bancorp	49,139	1,098,257
Wells Fargo & Co.	34,689	888,038
		3,104,869

Commercial Services & Supplies—1.0%
Corrections Corporation of America	81,652	1,557,920	(a)
Iron Mountain Inc.	99,540	2,235,668
		3,793,588

Communications Equipment—5.4%
Cisco Systems Inc.	428,169	9,124,281	(a,h)
QUALCOMM Inc.	239,284	7,858,087
Research In Motion Ltd.	85,291	4,201,435	(a)
		21,183,803

Computers & Peripherals—2.9%
Apple Inc.	24,542	6,173,049	(a)
Hewlett-Packard Co.	121,038	5,238,525
		11,411,574

Consumer Finance—0.3%
Capital One Financial Corp.	33,308	1,342,312

Diversified Financial Services—5.1%
Bank of America Corp.	520,734	7,482,948
CME Group Inc.	20,535	5,781,629
JPMorgan Chase & Co.	184,781	6,764,832
		20,029,409

Diversified Telecommunication Services—0.8%
AT&T Inc.	91,578	2,215,272
Verizon Communications Inc.	40,205	1,126,544
		3,341,816

Electric Utilities—1.7%
Edison International	53,606	1,700,382
Entergy Corp.	19,213	1,376,035
ITC Holdings Corp.	7,104	375,873
NextEra Energy Inc	31,387	1,530,430
Northeast Utilities	73,438	1,871,200
		6,853,920

Electrical Equipment—0.2%
ABB Ltd. ADR	42,693	737,735	(h)

Electronic Equipment, Instruments & Components—0.2%
Corning Inc.	58,074	937,895

Energy Equipment & Services—2.4%
Halliburton Co.	22,336	548,349
National Oilwell Varco Inc.	12,508	413,640
Schlumberger Ltd.	149,084	8,250,309
Weatherford International Ltd.	17,869	234,799	(a)
		9,447,097

Food & Staples Retailing—0.4%
Safeway Inc.	35,738	702,609
Sysco Corp.	27,214	777,504
		1,480,113

Food Products—2.6%
Archer-Daniels-Midland Co.	95,312	2,460,956
Kellogg Co.	26,707	1,343,362
Kraft Foods Inc.	151,780	4,249,840
McCormick & Company Inc.	37,358	1,418,110
Nestle S.A. ADR	17,869	862,001
		10,334,269

Healthcare Equipment & Supplies—3.8%
Baxter International Inc.	37,888	1,539,768
Becton Dickinson and Co.	21,443	1,449,976
Covidien PLC	137,052	5,506,749
Hologic Inc.	51,251	713,926	(a)
Medtronic Inc.	79,888	2,897,538
ResMed Inc.	48,917	2,974,643	(a)
		15,082,600

Healthcare Providers & Services—2.2%
Cardinal Health Inc.	38,425	1,291,464
Express Scripts Inc.	113,462	5,334,983	(a)
McKesson Corp.	10,721	720,022
Omnicare Inc.	53,606	1,270,462
		8,616,931

Hotels, Restaurants & Leisure—0.4%
Carnival Corp.	55,768	1,686,424

Household Durables—0.1%
MDC Holdings Inc.	9,504	256,133

Household Products—2.6%
Clorox Co.	40,652	2,526,928
The Procter & Gamble Co.	126,810	7,606,064
		10,132,992

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	40,205	511,408	(a)

Industrial Conglomerates—0.2%
Siemens AG ADR	6,709	600,657

Insurance—2.7%
ACE Ltd.	44,672	2,299,715
Aflac Inc.	44,662	1,905,728
AON Corp.	25,016	928,594
PartnerRe Ltd.	12,479	875,277
Principal Financial Group Inc.	58,967	1,382,186
Prudential Financial Inc.	59,705	3,203,770
		10,595,270

Internet Software & Services—1.8%
Baidu Inc. ADR	59,180	4,028,974	(a)
Google Inc.	6,767	3,010,977	(a)
		7,039,951

IT Services—4.8%
Cognizant Technology Solutions Corp.	24,816	1,242,289	(a)
International Business Machines Corp.	58,918	7,275,195
The Western Union Co.	347,955	5,188,009
Visa Inc.	76,636	5,421,997
		19,127,490

Life Sciences Tools & Services—1.1%
Life Technologies Corp.	45,111	2,131,495	(a)
Thermo Fisher Scientific Inc.	47,077	2,309,127	(a)
		4,440,622

Machinery—1.3%
Cummins Inc.	13,123	854,701
Deere & Co.	34,844	1,940,114
Eaton Corp.	21,348	1,397,013
Navistar International Corp.	16,451	809,389	(a)
		5,001,217

Media—4.2%
DIRECTV	76,855	2,606,922	(a)
Liberty Global Inc.	61,003	1,585,468	(a)
News Corp.	49,099	587,224
Omnicom Group Inc.	164,515	5,642,864
The Walt Disney Co.	67,008	2,110,752
Time Warner Inc.	136,088	3,934,304
		16,467,534

Metals & Mining—1.6%
Allegheny Technologies Inc.	96,186	4,250,459
Barrick Gold Corp.	26,803	1,217,124
Freeport-McMoRan Copper & Gold Inc.	16,975	1,003,732
		6,471,315

Multiline Retail—1.1%
Kohl’s Corp.	11,675	554,562	(a)
Target Corp.	76,052	3,739,477
		4,294,039

Multi-Utilities—0.6%
Dominion Resources Inc.	62,541	2,422,838

Oil, Gas & Consumable Fuels—7.7%
Apache Corp.	33,690	2,836,361
Chesapeake Energy Corp.	20,102	421,137
Chevron Corp.	47,352	3,213,307
Devon Energy Corp.	28,143	1,714,472
El Paso Corp.	80,052	889,378
Exxon Mobil Corp.	157,750	9,002,792	(h)
Marathon Oil Corp.	80,410	2,499,947
Occidental Petroleum Corp.	37,665	2,905,855
Southwestern Energy Co.	57,132	2,207,580	(a)
Suncor Energy Inc.	157,164	4,626,908
		30,317,737

Paper & Forest Products—0.1%
Weyerhaeuser Co.	15,635	550,352

Personal Products—0.1%
Avon Products Inc.	10,673	282,834

Pharmaceuticals—2.3%
Abbott Laboratories	11,168	522,439
Bristol-Myers Squibb Co.	133,727	3,335,151
Johnson & Johnson	64,576	3,813,859
Pfizer Inc.	111,680	1,592,557
		9,264,006

Real Estate Management & Development—0.3%
CB Richard Ellis Group Inc.	97,192	1,322,783	(a)

Road & Rail—0.9%
Union Pacific Corp.	49,780	3,460,208

Semiconductors & Semiconductor Equipment—2.7%
Intel Corp.	276,126	5,370,651
KLA-Tencor Corp.	29,037	809,552
Microchip Technology Inc.	24,570	681,572
NVIDIA Corp.	17,869	182,442	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	102,746	1,002,801
Texas Instruments Inc.	108,083	2,516,172
		10,563,190

Software—3.7%
Microsoft Corp.	523,087	12,036,232	(h)
Oracle Corp.	112,939	2,423,671
		14,459,903

Specialty Retail—2.2%
Bed Bath & Beyond Inc.	57,286	2,124,165	(a)
Lowe’s Companies Inc.	317,070	6,474,569
		8,598,734

Tobacco—0.6%
Altria Group Inc.	13,402	268,576
Philip Morris International Inc.	46,906	2,150,171
		2,418,747

Wireless Telecommunication Services—2.2%
American Tower Corp.	54,186	2,411,277	(a)
NII Holdings Inc.	192,104	6,247,222	(a)
		8,658,499

Total Common Stock		368,753,443
(Cost $381,128,266)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	95,622	1,320,540	(n)
Industrial Select Sector SPDR Fund	189,077	5,190,164	(n)

Total Exchange Traded Funds		6,510,704
(Cost $9,019,996)

Other Investments—0.0%*
GEI Investment Fund	77,010	(k)
(Cost $88,517)

Total Investments in Securities	375,341,157
(Cost $390,236,779)

Short-Term Investments—4.9%
GE Money Market Fund Institutional Class 0.05%	19,147,139	(d,k)
(Cost $19,147,139)

Total Investments	394,488,296
(Cost $409,383,918)

Other Assets and Liabilities, net—0.1%	274,921

NET ASSETS—100.0%	$394,763,217

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	September 2010	148	$7,596,840	$(612,229)

GE Institutional S&P 500 Index

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock— 98.1% †	Number of Shares	Value

Aerospace & Defense—2.8%
General Dynamics Corp.	2,500	$146,400
Goodrich Corp.	800	53,000
Honeywell International Inc.	4,950	193,198
ITT Corp.	1,200	53,904
L-3 Communications Holdings Inc.	750	53,130
Lockheed Martin Corp.	2,040	151,980
Northrop Grumman Corp.	1,984	108,009
Precision Castparts Corp.	950	97,774
Raytheon Co.	2,500	120,975
Rockwell Collins Inc.	1,000	53,130
The Boeing Co.	5,000	313,750
United Technologies Corp.	6,100	395,951
		1,741,201

Air Freight & Logistics—1.0%
CH Robinson Worldwide Inc.	1,100	61,226
Expeditors International of Washington Inc.	1,400	48,314
FedEx Corp.	2,000	140,220
United Parcel Service Inc.	6,500	369,785
		619,545

Airlines—0.1%
Southwest Airlines Co.	4,950	54,995

Auto Components—0.2%
Johnson Controls Inc.	4,400	118,228
The Goodyear Tire & Rubber Co.	1,600	15,904	(a)
		134,132

Automobiles—0.4%
Ford Motor Co.	22,514	226,941	(a)
Harley-Davidson Inc.	1,500	33,345
		260,286

Beverages—2.6%
Brown-Forman Corp.	725	41,492
Coca-Cola Enterprises Inc.	2,100	54,306
Constellation Brands Inc.	1,300	20,306	(a)
Dr Pepper Snapple Group Inc.	1,700	63,563
Molson Coors Brewing Co.	1,000	42,360
PepsiCo Inc.	10,572	644,363
The Coca-Cola Co.	15,100	756,812	(h)
		1,623,202

Biotechnology—1.4%
Amgen Inc.	6,276	330,118	(a)
Biogen Idec Inc.	1,800	85,410	(a)
Celgene Corp.	3,000	152,460	(a)
Cephalon Inc.	440	24,970	(a)
Genzyme Corp.	1,700	86,309	(a)
Gilead Sciences Inc.	5,900	202,252	(a)
		881,519

Building Products—0.0%*
Masco Corp.	2,400	25,824

Capital Markets—2.3%
Ameriprise Financial Inc.	1,660	59,976
E*Trade Financial Corp.	1,020	12,056	(a)
Federated Investors Inc.	600	12,426
Franklin Resources Inc.	950	81,880
Invesco Ltd.	3,100	52,173
Janus Capital Group Inc.	1,200	10,656
Legg Mason Inc.	1,100	30,833
Morgan Stanley	9,000	208,890
Northern Trust Corp.	1,600	74,720
State Street Corp.	3,200	108,224	(e)
T Rowe Price Group Inc.	1,700	75,463
The Bank of New York Mellon Corp.	7,941	196,063
The Charles Schwab Corp.	6,300	89,334
The Goldman Sachs Group Inc.	3,326	436,604
		1,449,298

Chemicals—1.8%
Air Products & Chemicals Inc.	1,400	90,734
Airgas Inc.	500	31,100
CF Industries Holdings Inc.	450	28,552
Eastman Chemical Co.	500	26,680
Ecolab Inc.	1,600	71,856
EI du Pont de Nemours & Co.	6,003	207,644
FMC Corp.	500	28,715
International Flavors & Fragrances Inc.	500	21,210
Monsanto Co.	3,546	163,896
PPG Industries Inc.	1,100	66,451
Praxair Inc.	1,950	148,180
Sigma-Aldrich Corp.	800	39,864
The Dow Chemical Co.	7,394	175,386
The Sherwin-Williams Co.	600	41,514
		1,141,782

Commercial Banks—3.0%
BB&T Corp.	4,500	118,395
Comerica Inc.	1,150	42,355
Fifth Third Bancorp	5,219	64,141
First Horizon National Corp.	1,508	17,269	(a)
Huntington Bancshares Inc.	4,678	25,916
KeyCorp	5,800	44,602
M&T Bank Corp.	500	42,475

Marshall & Ilsley Corp.	3,498	25,116
PNC Financial Services Group Inc.	3,414	192,891
Regions Financial Corp.	7,873	51,804
SunTrust Banks Inc.	3,300	76,890
US Bancorp	12,406	277,274
Wells Fargo & Co.	34,058	871,885
Zions Bancorporation	900	19,413
		1,870,426

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	700	22,491
Cintas Corp.	900	21,573
Iron Mountain Inc.	1,200	26,952
Pitney Bowes Inc.	1,400	30,744
Republic Services Inc.	2,100	62,433
RR Donnelley & Sons Co.	1,400	22,918
Stericycle Inc.	600	39,348	(a)
Waste Management Inc.	3,070	96,060
		322,519

Communications Equipment—2.3%
Cisco Systems Inc.	37,400	796,994	(a,h)
Harris Corp.	900	37,485
JDS Uniphase Corp.	1,450	14,268	(a)
Juniper Networks Inc.	3,500	79,870	(a)
Motorola Inc.	15,261	99,502	(a)
QUALCOMM Inc.	10,700	351,388
Tellabs Inc.	2,600	16,614
		1,396,121

Computers & Peripherals—4.5%
Apple Inc.	5,954	1,497,610	(a)
Dell Inc.	11,400	137,484	(a)
EMC Corp.	13,462	246,355	(a)
Hewlett-Packard Co.	15,328	663,396
Lexmark International Inc.	500	16,515	(a)
NetApp Inc.	2,200	82,082	(a)
QLogic Corp.	800	13,296	(a)
SanDisk Corp.	1,500	63,105	(a)
Teradata Corp.	1,100	33,528	(a)
Western Digital Corp.	1,500	45,240	(a)
		2,798,611

Construction & Engineering—0.2%
Fluor Corp.	1,180	50,150
Jacobs Engineering Group Inc.	800	29,152	(a)
Quanta Services Inc.	1,400	28,910	(a)
		108,212

Construction Materials—0.1%
Vulcan Materials Co.	800	35,064

Consumer Finance—0.8%
American Express Co.	7,800	309,660	(h)
Capital One Financial Corp.	2,969	119,651
Discover Financial Services	3,550	49,629
SLM Corp.	3,100	32,209	(a)
		511,149

Containers & Packaging—0.2%
Ball Corp.	600	31,698
Bemis Company Inc.	700	18,900
Owens-Illinois Inc.	1,100	29,095	(a)
Pactiv Corp.	900	25,065	(a)
Sealed Air Corp.	1,100	21,692
		126,450

Distributors—0.1%
Genuine Parts Co.	1,100	43,395

Diversified Consumer Services—0.1%
Apollo Group Inc.	800	33,976	(a)
DeVry Inc.	400	20,996
H&R Block Inc.	2,200	34,518
		89,490

Diversified Financial Services—4.4%
Bank of America Corp.	65,507	941,336	(h)
Citigroup Inc.	147,813	555,777	(a)
CME Group Inc.	425	119,659
IntercontinentalExchange Inc.	495	55,950	(a)
JPMorgan Chase & Co.	25,967	950,652
Leucadia National Corp.	1,300	25,363	(a)
Moody’s Corp.	1,300	25,896
NYSE Euronext	1,700	46,971
The NASDAQ OMX Group Inc.	1,000	17,780	(a)
		2,739,384

Diversified Telecommunication Services—2.6%
AT&T Inc.	38,731	936,903	(h)
CenturyTel Inc.	1,932	64,355
Frontier Communications Corp.	2,300	16,353
Qwest Communications International Inc.	9,817	51,539
Verizon Communications Inc.	18,466	517,417
Windstream Corp.	2,918	30,814
		1,617,381

Electric Utilities—1.9%
Allegheny Energy Inc.	1,100	22,748
American Electric Power Company Inc.	3,140	101,422
Duke Energy Corp.	8,608	137,728
Edison International	2,200	69,784
Entergy Corp.	1,200	85,944
Exelon Corp.	4,350	165,170
FirstEnergy Corp.	2,031	71,552
NextEra Energy Inc	2,700	131,652
Northeast Utilities	1,200	30,576
Pepco Holdings Inc.	1,500	23,520
Pinnacle West Capital Corp.	700	25,452
PPL Corp.	3,000	74,850
Progress Energy Inc.	1,875	73,538
Southern Co.	5,300	176,384
		1,190,320

Electrical Equipment—0.5%
Emerson Electric Co.	4,900	214,081
First Solar Inc.	280	31,872	(a)
Rockwell Automation Inc.	900	44,181
Roper Industries Inc.	600	33,576
		323,710

Electronic Equipment, Instruments & Components—0.5%
Agilent Technologies Inc.	2,255	64,110	(a)
Amphenol Corp.	1,100	43,208
Corning Inc.	10,000	161,500
FLIR Systems Inc.	1,000	29,090	(a)
Jabil Circuit Inc.	1,300	17,290
Molex Inc.	850	15,504
		330,702

Energy Equipment & Services—1.7%
Baker Hughes Inc.	2,830	117,643
Cameron International Corp.	1,600	52,032	(a)
Diamond Offshore Drilling Inc.	470	29,229
FMC Technologies Inc.	800	42,128	(a)
Halliburton Co.	5,945	145,950
Helmerich & Payne Inc.	700	25,564
Nabors Industries Ltd.	1,900	33,478	(a)
National Oilwell Varco Inc.	2,800	92,596
Rowan Companies Inc.	800	17,552	(a)
Schlumberger Ltd.	7,800	431,652
Smith International Inc.	1,600	60,240
		1,048,064

Food & Staples Retailing—2.5%
Costco Wholesale Corp.	2,900	159,007
CVS Caremark Corp.	8,981	263,323
Safeway Inc.	2,500	49,150
SUPERVALU Inc.	1,389	15,057
Sysco Corp.	3,900	111,423
The Kroger Co.	4,300	84,667
Walgreen Co.	6,400	170,880
Wal-Mart Stores Inc.	13,600	653,752
Whole Foods Market Inc.	1,100	39,622	(a)
		1,546,881

Food Products—1.9%
Archer-Daniels-Midland Co.	4,208	108,651
Campbell Soup Co.	1,300	46,579
ConAgra Foods Inc.	2,900	67,628
Dean Foods Co.	1,200	12,084	(a)
General Mills Inc.	4,400	156,288
HJ Heinz Co.	2,100	90,762
Hormel Foods Corp.	500	20,240
Kellogg Co.	1,700	85,510
Kraft Foods Inc.	11,526	322,728
McCormick & Company Inc.	900	34,164
Mead Johnson Nutrition Co.	1,346	67,461

Sara Lee Corp.	4,606	64,945
The Hershey Co.	1,100	52,723
The JM Smucker Co.	800	48,176
Tyson Foods Inc.	2,000	32,780
		1,210,719

Gas Utilities—0.2%
EQT Corp.	900	32,526
Nicor Inc.	200	8,100
Oneok Inc.	700	30,275
Questar Corp.	1,200	54,588
		125,489

Healthcare Equipment & Supplies—1.8%
Baxter International Inc.	3,900	158,496
Becton Dickinson and Co.	1,500	101,430
Boston Scientific Corp.	9,939	57,646	(a)
CareFusion Corp.	1,187	26,945	(a)
CR Bard Inc.	650	50,395
DENTSPLY International Inc.	1,000	29,910
Hospira Inc.	1,100	63,195	(a)
Intuitive Surgical Inc.	240	75,749	(a)
Medtronic Inc.	7,200	261,144
St Jude Medical Inc.	2,100	75,789	(a)
Stryker Corp.	1,800	90,108
Varian Medical Systems Inc.	800	41,824	(a)
Zimmer Holdings Inc.	1,390	75,130	(a)
		1,107,761

Healthcare Providers & Services—2.1%
Aetna Inc.	2,800	73,864
AmerisourceBergen Corp.	1,888	59,944
Cardinal Health Inc.	2,375	79,824
CIGNA Corp.	1,800	55,908
Coventry Health Care Inc.	1,000	17,680	(a)
DaVita Inc.	700	43,708	(a)
Express Scripts Inc.	3,600	169,272	(a)
Humana Inc.	1,100	50,237	(a)
Laboratory Corporation of America Holdings	700	52,745	(a)
McKesson Corp.	1,744	117,127
Medco Health Solutions Inc.	2,988	164,579	(a)
Patterson Companies Inc.	700	19,971
Quest Diagnostics Inc.	1,000	49,770
Tenet Healthcare Corp.	2,900	12,586	(a)
UnitedHealth Group Inc.	7,500	213,000
WellPoint Inc.	2,800	137,004	(a)
		1,317,219

Healthcare Technology—0.1%
Cerner Corp.	400	30,356	(a)

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	2,900	87,696
Darden Restaurants Inc.	950	36,908
International Game Technology	2,000	31,400
Marriott International Inc.	1,711	51,227

McDonald’s Corp.	6,989	460,365
Starbucks Corp.	4,900	119,070
Starwood Hotels & Resorts Worldwide Inc.	1,200	49,716
Wyndham Worldwide Corp.	1,227	24,712
Wynn Resorts Ltd.	400	30,508
Yum! Brands Inc.	3,100	121,024
		1,012,626

Household Durables—0.4%
DR Horton Inc.	1,800	17,694
Fortune Brands Inc.	1,000	39,180
Harman International Industries Inc.	500	14,945	(a)
Leggett & Platt Inc.	1,000	20,060
Lennar Corp.	1,100	15,301
Newell Rubbermaid Inc.	1,815	26,572
Pulte Group Inc.	2,087	17,280	(a)
Stanley Black & Decker Inc.	1,055	53,299
Whirlpool Corp.	471	41,363
		245,694

Household Products—2.6%
Clorox Co.	900	55,944
Colgate-Palmolive Co.	3,200	252,032
Kimberly-Clark Corp.	2,700	163,701
The Procter & Gamble Co.	18,895	1,133,322
		1,604,999

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group Inc.	1,300	41,925
NRG Energy Inc.	1,700	36,057	(a)
The AES Corp.	4,400	40,656	(a)
		118,638

Industrial Conglomerates—2.3%
General Electric Co.	70,100	1,010,842	(h,l)
Textron Inc.	1,800	30,546
3M Co.	4,660	368,093
		1,409,481

Insurance—3.9%
Aflac Inc.	3,100	132,277
American International Group Inc.	931	32,064	(a)
AON Corp.	1,800	66,816
Assurant Inc.	800	27,760
Berkshire Hathaway Inc.	10,800	860,652	(a)
Chubb Corp.	2,100	105,021
Cincinnati Financial Corp.	1,038	26,853
Genworth Financial Inc.	3,200	41,824	(a)
Hartford Financial Services Group Inc.	3,000	66,390
Lincoln National Corp.	2,022	49,114
Loews Corp.	2,305	76,779
Marsh & McLennan Companies Inc.	3,500	78,925
MetLife Inc.	5,321	200,921
Principal Financial Group Inc.	2,100	49,224
Prudential Financial Inc.	3,000	160,980
The Allstate Corp.	3,500	100,555

The Progressive Corp.	4,500	84,240
The Travelers Companies Inc.	3,276	161,343
Torchmark Corp.	500	24,755
Unum Group	2,146	46,568
XL Group PLC	2,300	36,823
		2,429,884

Internet & Catalog Retail—0.5%
Amazoncom Inc.	2,217	242,229	(a)
Expedia Inc.	1,400	26,292
priceline.com Inc.	300	52,962	(a)
		321,483

Internet Software & Services—1.7%
Akamai Technologies Inc.	1,100	44,627	(a)
eBay Inc.	7,400	145,114	(a)
Google Inc.	1,591	707,915	(a)
Monster Worldwide Inc.	900	10,485	(a)
VeriSign Inc.	1,300	34,515	(a)
Yahoo! Inc.	7,900	109,257	(a)
		1,051,913

IT Services—3.1%
Automatic Data Processing Inc.	3,300	132,858
Cognizant Technology Solutions Corp.	1,900	95,114	(a)
Computer Sciences Corp.	1,000	45,250
Fidelity National Information Services Inc.	2,200	59,004
Fiserv Inc.	1,000	45,660	(a)
International Business Machines Corp.	8,391	1,036,121	(h)
Mastercard Inc.	620	123,709
Paychex Inc.	2,100	54,537
SAIC Inc.	2,000	33,480	(a)
The Western Union Co.	4,550	67,840
Total System Services Inc.	1,338	18,197
Visa Inc.	3,000	212,250
		1,924,020

Leisure Equipment & Products—0.2%
Eastman Kodak Co.	2,000	8,680	(a)
Hasbro Inc.	850	34,935
Mattel Inc.	2,400	50,784
		94,399

Life Sciences Tools & Services—0.5%
Life Technologies Corp.	1,185	55,991	(a)
Millipore Corp.	400	42,660	(a)
PerkinElmer Inc.	800	16,536
Thermo Fisher Scientific Inc.	2,700	132,435	(a)
Waters Corp.	600	38,820	(a)
		286,442

Machinery—1.7%
Caterpillar Inc.	4,100	246,287
Cummins Inc.	1,300	84,669
Danaher Corp.	3,500	129,920
Deere & Co.	2,800	155,904

Dover Corp.	1,200	50,148
Eaton Corp.	1,100	71,984
Flowserve Corp.	400	33,920
Illinois Tool Works Inc.	2,500	103,200
PACCAR Inc.	2,425	96,685
Pall Corp.	800	27,496
Parker Hannifin Corp.	1,050	58,233
Snap-On Inc.	400	16,364
		1,074,810

Media—3.1%
CBS Corp.	4,450	57,538
Comcast Corp.	18,388	319,400
DIRECTV	6,000	203,520	(a)
Discovery Communications Inc.	1,900	67,849	(a)
Gannett Company Inc.	1,600	21,536
Meredith Corp.	300	9,339
News Corp.	14,500	173,420
Omnicom Group Inc.	2,100	72,030
Scripps Networks Interactive Inc.	600	24,204
The Interpublic Group of Companies Inc.	3,200	22,816	(a)
The McGraw-Hill Companies Inc.	2,100	59,094
The New York Times Co.	500	4,325	(a)
The Walt Disney Co.	12,700	400,050
The Washington Post Co.	40	16,419
Time Warner Cable Inc.	2,299	119,732
Time Warner Inc.	7,483	216,333
Viacom Inc.	3,950	123,911
		1,911,516

Metals & Mining—1.1%
AK Steel Holding Corp.	700	8,344
Alcoa Inc.	6,484	65,229
Allegheny Technologies Inc.	600	26,514
Cliffs Natural Resources Inc.	900	42,444
Freeport-McMoRan Copper & Gold Inc.	3,074	181,766
Newmont Mining Corp.	3,200	197,568
Nucor Corp.	2,100	80,388
Titanium Metals Corp.	600	10,554	(a)
United States Steel Corp.	980	37,779
		650,586

Multiline Retail—0.8%
Big Lots Inc.	500	16,045	(a)
Family Dollar Stores Inc.	900	33,921
JC Penney Company Inc.	1,600	34,368
Kohl’s Corp.	2,000	95,000	(a)
Macy’s Inc.	2,782	49,798
Nordstrom Inc.	1,100	35,409
Sears Holdings Corp.	289	18,684	(a)
Target Corp.	4,900	240,933
		524,158

Multi-Utilities—1.4%
Ameren Corp.	1,600	38,032
CenterPoint Energy Inc.	2,600	34,216

CMS Energy Corp.	1,500	21,975
Consolidated Edison Inc.	1,900	81,890
Dominion Resources Inc.	3,900	151,086
DTE Energy Co.	1,100	50,171
Integrys Energy Group Inc.	494	21,608
NiSource Inc.	1,847	26,781
PG&E Corp.	2,400	98,640
Public Service Enterprise Group Inc.	3,300	103,389
SCANA Corp.	700	25,032
Sempra Energy	1,650	77,203
TECO Energy Inc.	1,400	21,098
Wisconsin Energy Corp.	800	40,592
Xcel Energy Inc.	3,015	62,139
		853,852

Office Electronics—0.1%
Xerox Corp.	8,974	72,151

Oil, Gas & Consumable Fuels—8.8%
Anadarko Petroleum Corp.	3,174	114,550
Apache Corp.	2,162	182,019
Cabot Oil & Gas Corp.	700	21,924
Chesapeake Energy Corp.	4,300	90,085
Chevron Corp.	13,114	889,916
ConocoPhillips	9,716	476,958
Consol Energy Inc.	1,500	50,640
Denbury Resources Inc.	2,600	38,064	(a)
Devon Energy Corp.	2,878	175,328
El Paso Corp.	4,683	52,028
EOG Resources Inc.	1,650	162,310
Exxon Mobil Corp.	33,453	1,909,163	(h)
Hess Corp.	1,850	93,129
Marathon Oil Corp.	4,682	145,563
Massey Energy Co.	600	16,410
Murphy Oil Corp.	1,300	64,415
Noble Energy Inc.	1,160	69,983
Occidental Petroleum Corp.	5,300	408,895
Peabody Energy Corp.	1,800	70,434
Pioneer Natural Resources Co.	800	47,560
Range Resources Corp.	1,000	40,150
Southwestern Energy Co.	2,300	88,872	(a)
Spectra Energy Corp.	4,254	85,378
Sunoco Inc.	800	27,816
Tesoro Corp.	1,100	12,837
The Williams Companies Inc.	3,900	71,292
Valero Energy Corp.	3,700	66,526
		5,472,245

Paper & Forest Products—0.2%
International Paper Co.	2,875	65,061
MeadWestvaco Corp.	1,100	24,420
Weyerhaeuser Co.	1,445	50,864
		140,345

Personal Products—0.2%
Avon Products Inc.	2,800	74,200
The Estee Lauder Companies Inc.	800	44,584
		118,784

Pharmaceuticals—6.1%
Abbott Laboratories	10,100	472,478	(h)
Allergan Inc.	2,000	116,520
Bristol-Myers Squibb Co.	11,376	283,717
Eli Lilly & Co.	6,700	224,450	(h)
Forest Laboratories Inc.	2,000	54,860	(a)
Johnson & Johnson	18,068	1,067,096	(h)
King Pharmaceuticals Inc.	1,666	12,645	(a)
Merck & Company Inc.	20,475	716,011
Mylan Inc.	2,000	34,080	(a)
Pfizer Inc.	52,792	752,814	(h)
Watson Pharmaceuticals Inc.	700	28,399	(a)
		3,763,070

Professional Services—0.1%
Dun & Bradstreet Corp.	300	20,136
Equifax Inc.	800	22,448
Robert Half International Inc.	1,000	23,550
		66,134

Real Estate Investment Trusts (REIT’s)—1.3%
Apartment Investment & Management Co.	805	15,593
AvalonBay Communities Inc.	545	50,887
Boston Properties Inc.	900	64,206
Equity Residential	1,800	74,952
HCP Inc.	1,900	61,275
Healthcare Inc.	800	33,696
Host Hotels & Resorts Inc.	4,157	56,036
Kimco Realty Corp.	2,700	36,288
Plum Creek Timber Company Inc.	1,100	37,983
ProLogis	3,100	31,403
Public Storage	890	78,240
Simon Property Group Inc.	1,950	157,462
Ventas Inc.	1,000	46,950
Vornado Realty Trust	1,036	75,576
		820,547

Real Estate Management & Development—0.0%
CB Richard Ellis Group Inc.	1,800	24,498	(a)

Road & Rail—0.8%
CSX Corp.	2,500	124,075
Norfolk Southern Corp.	2,400	127,320
Ryder System Inc.	400	16,092
Union Pacific Corp.	3,290	228,688
		496,175

Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices Inc.	3,700	27,084	(a)
Altera Corp.	2,000	49,620
Analog Devices Inc.	1,900	52,934
Applied Materials Inc.	8,800	105,776
Broadcom Corp.	2,800	92,316

Intel Corp.	36,400	707,980	(h)
KLA-Tencor Corp.	1,100	30,668
Linear Technology Corp.	1,500	41,715
LSI Corp.	4,300	19,780	(a)
MEMC Electronic Materials Inc.	1,500	14,820	(a)
Microchip Technology Inc.	1,200	33,288
Micron Technology Inc.	5,600	47,544	(a)
National Semiconductor Corp.	1,600	21,536
Novellus Systems Inc.	700	17,752	(a)
NVIDIA Corp.	3,700	37,777	(a)
Teradyne Inc.	1,300	12,675	(a)
Texas Instruments Inc.	8,000	186,240
Xilinx Inc.	1,800	45,468
		1,544,973

Software—3.7%
Adobe Systems Inc.	3,500	92,505	(a)
Autodesk Inc.	1,500	36,540	(a)
BMC Software Inc.	1,200	41,556	(a)
CA Inc.	2,650	48,760
Citrix Systems Inc.	1,200	50,676	(a)
Compuware Corp.	1,000	7,980	(a)
Electronic Arts Inc.	2,200	31,680	(a)
Intuit Inc.	2,100	73,017	(a)
McAfee Inc.	1,000	30,720	(a)
Microsoft Corp.	49,800	1,145,898	(h)
Novell Inc.	2,600	14,768	(a)
Oracle Corp.	25,707	551,672
Red Hat Inc.	1,200	34,728	(a)
Salesforce.com Inc.	700	60,074	(a)
Symantec Corp.	5,359	74,383	(a)
		2,294,957

Specialty Retail—2.0%
Abercrombie & Fitch Co.	600	18,414
AutoNation Inc.	468	9,126	(a)
AutoZone Inc.	180	34,780	(a)
Bed Bath & Beyond Inc.	1,700	63,036	(a)
Best Buy Company Inc.	2,250	76,185
CarMax Inc.	1,400	27,860	(a)
GameStop Corp.	1,100	20,669	(a)
Home Depot Inc.	11,000	308,770
Lowe’s Companies Inc.	9,500	193,990
Ltd Brands Inc.	1,726	38,093
Office Depot Inc.	2,000	8,080	(a)
O’Reilly Automotive Inc.	900	42,804	(a)
RadioShack Corp.	800	15,608
Ross Stores Inc.	800	42,632
Staples Inc.	4,750	90,488
The Gap Inc.	3,162	61,532
Tiffany & Co.	800	30,328
TJX Companies Inc.	2,600	109,070
Urban Outfitters Inc.	900	30,951	(a)
		1,222,416

Textiles, Apparel & Luxury Goods - 0.5%
Coach Inc.		2,100	76,755
NIKE Inc.		2,500	168,875
Polo Ralph Lauren Corp.		400	29,184
VF Corp.		550	39,149
			313,963

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.		3,100	37,944
People’s United Financial Inc.		2,500	33,750
			71,694

Tobacco—1.6%
Altria Group Inc.		13,700	274,548	(h)
Lorillard Inc.		1,016	73,132
Philip Morris International Inc.		12,200	559,248
Reynolds American Inc.		1,100	57,332
			964,260

Trading Companies & Distributors—0.1%
Fastenal Co.		900	45,171
WW Grainger Inc.		450	44,752
			89,923

Wireless Telecommunication Services—0.3%
American Tower Corp.		2,600	115,700	(a)
MetroPCS Communications Inc.		1,900	15,561	(a)
Sprint Nextel Corp.		19,601	83,108	(a)
			214,369

Total Common Stock			61,026,212
(Cost $73,078,784)

Other Investments—0.1%

GEI Investment Fund			28,798	(k)
(Cost $33,101)

Total Investments in Securities			61,055,010
(Cost $73,111,885)

Short-Term Investments—1.6%

Short-Term Investments—1.4%
GE Money Market Fund Institutional Class
0.05%			902,924	(d,k)
		Principal Amount
U.S. Government—0.2%
U.S. Cash Management Bill
0.08%	10/14/10	$110,000	109,956	(d)

Total Short-Term Investments			1,012,880
(Cost $1,012,894)

Total Investments	62,067,890
(Cost $74,124,779)

Other Assets and Liabilities, net - 0.2%	119,487

NET ASSETS—100.0%	$62,187,377

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	September 2010	24	$1,231,920	$(70,074)

GE Institutional Income Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Bonds and Notes—91.5% †		Principal Amount	Value
U.S. Treasuries—15.1%
U.S. Treasury Bonds
4.38%	11/15/39	$1,425,500	$1,538,871
4.50%	08/15/39	1,750,600	1,928,121
4.63%	02/15/40	10,800,500	12,140,432
U.S. Treasury Notes
0.59%	04/30/12	15,920,900	16,040,307	(d)
2.50%	04/30/15	6,746,900	6,986,732
3.63%	02/15/20	18,704,000	19,761,936	(h)
4.50%	11/15/10	54,000	54,858
			58,451,257
Agency Mortgage Backed—22.9%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	90,332	94,436	(h)
5.00%	07/01/35	410,900	435,763	(h)
5.50%	05/01/20 - 04/01/39	2,249,269	2,427,225	(h)
6.00%	04/01/17 - 11/01/37	2,872,149	3,132,242	(h)
6.50%	05/01/29 - 10/01/33	9,911	11,018	(h)
7.00%	10/01/16 - 08/01/36	212,595	238,222	(h)
7.50%	09/01/12 - 09/01/33	20,467	23,251	(h)
8.00%	11/01/30	39,867	46,007	(h)
8.50%	04/01/30 - 05/01/30	62,618	72,907	(h)
9.00%	12/01/16	2,508	2,794	(h)
9.50%	04/01/21	222	249	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	351,324	371,299	(h)
4.50%	05/01/18 - 06/01/40	23,453,267	24,383,390	(h)
5.00%	07/01/20 - 06/01/40	12,215,618	12,950,015	(h)
5.25%	04/01/37	18,381	19,161	(i)
5.50%	06/01/33 - 04/01/38	19,611,436	21,142,609	(h)
5.50%	10/01/24	70,826	72,200	(h,i)
5.64%	03/01/37	6,702	6,989	(i)
6.00%	02/01/14 - 08/01/35	4,882,331	5,359,048	(h)
6.50%	07/01/17 - 08/01/36	584,014	643,968	(h)
7.00%	08/01/13 - 02/01/34	109,082	119,771	(h)
7.50%	08/01/13 - 03/01/34	321,889	364,609	(h)
8.00%	12/01/12 - 11/01/33	160,499	185,176	(h)
8.50%	05/01/31	8,959	10,439	(h)
9.00%	04/01/16 - 12/01/22	16,992	18,639	(h)
5.00%	TBA	1,083,000	1,155,426	(c)
5.50%	TBA	75,000	81,012	(c)

6.00%	TBA	7,361,000	7,983,233	(c)
6.50%	TBA	3,472,000	3,802,382	(c)
7.00%	TBA	480,000	532,556	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	482,047	506,008	(h)
5.00%	08/15/33	132,354	142,572	(h)
6.00%	04/15/27 - 09/15/36	655,982	722,508	(h)
6.50%	04/15/19 - 09/15/36	544,345	603,853	(h)
7.00%	03/15/12 - 10/15/36	247,736	273,501	(h)
7.50%	01/15/23 - 10/15/33	96,321	109,819	(h)
8.00%	02/15/30 - 09/15/30	1,707	1,981	(h)
8.50%	10/15/17	10,229	11,224	(h)
9.00%	11/15/16 - 12/15/21	65,872	73,053	(h)
5.50%	TBA	255,000	275,480	(c)
			88,406,035

Agency Collateralized Mortgage Obligations—1.4%
Collateralized Mortgage Obligation Trust (Class B)
1.61%	11/01/18	1,034	994	(d,f,h,o)
Fannie Mae Whole Loan
0.97%	08/25/43	1,993,340	61,698	(g,p)
Federal Home Loan Mortgage Corp.
0.12%	09/25/43	1,788,527	19,649	(g,h,i,p)
8.00%	02/01/23 - 07/01/24	13,049	2,857	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38 - 05/15/38	667,305	376,226	(g,p)
5.50%	04/15/17	58,904	2,408	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	32,370	1,386	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	13,735	3,140	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	7,416	7,480	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	317,751	68,339	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%	03/15/19	24,251	135	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	243,743	18,944	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	57,738	3,478	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	44,939	938	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	91,004	1,151	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	42,930	1,388	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	178,447	15,162	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	160,505	9,061	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	47,033	1,405	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
9.91%	09/15/34	250,329	239,665	(d,f)

Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	374	406	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	80,584	14,860	(g,p)
Federal Home Loan Mortgage STRIPS
5.58%	08/01/27	3,150	2,589	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38 -02/25/40	685,603	373,003	(h)
Federal National Mortgage Assoc. REMIC (Class B)
1.84%	12/25/22	894	843	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	384,837	424,052
Federal National Mortgage Assoc. REMIC (Class CS)
7.35%	08/25/16	88,505	2,830	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	273,013	276,047
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%	05/25/22	14	349	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	72,944	3,364	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003)
7.15%	05/25/18	430,792	50,885	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	129,087	9,314	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	606,518	55,565	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	382,139	8,558	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	67,331	2,122	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.85%	03/25/31	280,364	301,565	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	241,132	256,022	(h)
Federal National Mortgage Assoc. STRIPS
5.50%	11/25/39	3,138,284	495,221	(g,p)
6.00%	01/01/35	383,714	56,717	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	595,570	107,203	(g,h,p)
5.00%	03/25/38	519,384	74,602	(g,h,p)
5.50%	12/01/33	141,677	24,131	(g,h,p)
7.50%	11/01/23	100,190	17,796	(g,h,p)
8.00%	08/01/23 - 07/01/24	27,438	6,122	(g,h,p)
8.50%	03/01/17 - 07/25/22	2,614	518	(g,h,p)
9.00%	05/25/22	893	193	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
4.41%	11/01/34	161,286	146,156	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	1,120,935	201,768	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 13)
6.00%	09/01/35	919,020	130,560	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	904,849	162,873	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	571,851	83,815	(g,h,p)
Government National Mortgage Assoc.
4.50%	05/20/38	487,723	67,634	(g,p)

5.00%	10/20/37 - 09/20/38	2,576,628	423,202	(g,p)
6.10%	08/20/39	3,910,709	454,882	(g,h,p)
Government National Mortgage Assoc. (Class IC)
5.90%	04/16/37	1,100,094	135,202	(g,p)
Vendee Mortgage Trust
0.39%	04/15/40	2,057,505	42,385	(g,p)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	1,231,881	49,541	(g,p)
			5,298,399

Asset Backed—1.8%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
6.08%	01/25/34	26,787	20,415	(d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
18.39%	03/25/32	29,012	18,867	(d,h,i)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	390,000	344,664
Countrywide Asset-Backed Certificates
1.21%	05/25/33	1,089	746	(i)
Countrywide Asset-Backed Certificates (Class 2A1)
2.57%	06/25/33	555	504	(d,i)
Countrywide Asset-Backed Certificates (Class A)
23.17%	08/25/32	6,928	4,038	(d,h,i)
Countrywide Asset-Backed Certificates (Class A1)
1.15%	03/25/33	36,088	30,709	(i)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	750,000	690,029	(i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	346,103	302,705	(i)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class M1)
5.75%	03/25/35	2,000,000	1,931,742	(d,i)
GSAMP Trust
44.32%	05/25/46	145,572	135,382	(b,d,h,i)
Hertz Vehicle Financing LLC
4.26%	03/25/14	2,240,000	2,334,239	(b,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	4,342	4,218	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	375,000	321,465
Residential Asset Mortgage Products Inc. (Class A2)
7.48%	06/25/32	5,455	4,299	(d,i)
Residential Asset Securities Corp. (Class A2)
48.05%	06/25/33	9,366	4,611	(d,i)
Residential Asset Securities Corp. (Series 2002) (Class A2b)
37.91%	07/25/32	9,241	4,637	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	770,662	708,613	(i)
SLM Student Loan Trust (Series 2004) (Class A1)
1.56%	06/15/18	27,495	27,327	(d,h,i)
Wachovia Asset Securitization Inc.(Series 2004) (Class A)
59.84%	06/25/34	68,903	38,397	(d,i,o)
			6,927,607

Corporate Notes—35.6%
Abu Dhabi National Energy Co.
4.75%	09/15/14	200,000	201,764	(b)

6.25%	09/16/19	200,000	203,854	(b)
AES El Salvador Trust
6.75%	02/01/16	200,000	186,986	(b)
AES Panama S.A.
6.35%	12/21/16	170,000	174,944	(b)
Agilent Technologies Inc.
5.50%	09/14/15	292,000	314,299
Air Jamaica Ltd.
9.38%	07/08/15	15,714	15,714
Alliance One International Inc.
10.00%	07/15/16	577,000	587,098	(b)
ALROSA Finance S.A.
8.88%	11/17/14	200,000	212,000	(b)
AMC Entertainment Inc.
8.75%	06/01/19	441,000	443,205
America Movil SAB de C.V.
5.00%	03/30/20	600,000	619,904	(b)
American Tower Corp.
4.63%	04/01/15	244,000	253,818
Amsted Industries Inc.
8.13%	03/15/18	689,000	687,278	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	844,000	667,757
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	858,000	897,069	(b)
5.38%	11/15/14	538,000	588,206	(b,h)
ARAMARK Corp.
8.50%	02/01/15	860,000	868,600	(h)
Arizona Public Service Co.
6.25%	08/01/16	290,000	324,101	(h)
AT&T Inc.
6.40%	05/15/38	976,000	1,073,056	(h)
6.70%	11/15/13	476,000	549,340
Avis Budget Car Rental LLC
9.63%	03/15/18	330,000	333,300	(b)
Banco do Brasil Cayman
8.50%	10/29/49	800,000	882,000	(b)
Banco do Brasil S.A.
4.50%	01/22/15	200,000	202,000	(b)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	80,000	79,798	(i)
Bank of America Corp.
4.50%	04/01/15	495,000	500,307
5.63%	07/01/20	335,000	337,661
5.75%	12/01/17	2,045,000	2,120,831	(h)
6.50%	08/01/16	715,000	773,789
BE Aerospace Inc.
8.50%	07/01/18	826,000	867,300	(h)
BlackRock Inc.
5.00%	12/10/19	539,000	572,887
Boise Paper Holdings LLC
8.00%	04/01/20	414,000	412,965	(b)
Bombardier Inc.
7.75%	03/15/20	774,000	803,025	(b)
Boston Scientific Corp.
4.50%	01/15/15	256,000	251,478

CA Inc.
5.38%	12/01/19	690,000	731,497
6.13%	12/01/14	178,000	196,982
Calpine Corp.
7.25%	10/15/17	620,000	595,200	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	386,000	399,396	(b)
Cargill Inc.
5.20%	01/22/13	125,000	134,615	(b,h)
6.00%	11/27/17	246,000	281,888	(b,h)
Case New Holland Inc.
7.88%	12/01/17	467,000	470,503	(b)
CBS Corp.
5.75%	04/15/20	740,000	794,261
CCO Holdings LLC
7.88%	04/30/18	208,000	209,040	(b)
8.13%	04/30/20	250,000	255,625	(b)
Cellco Partnership
5.55%	02/01/14	730,000	818,436
7.38%	11/15/13	324,000	379,842
Cenovus Energy Inc.
6.75%	11/15/39	369,000	423,651	(b)
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	500,000	541,875	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	434,081	(b)
CFG Investment SAC
9.25%	12/19/13	100,000	103,000
Chesapeake Energy Corp.
7.25%	12/15/18	870,000	898,275
Cincinnati Bell Inc.
8.25%	10/15/17	731,000	683,485
8.75%	03/15/18	496,000	450,120
Citigroup Inc.
5.00%	09/15/14	451,000	451,090
5.13%	05/05/14	526,000	536,449
6.38%	08/12/14	1,270,000	1,348,934	(h)
8.50%	05/22/19	2,091,000	2,492,731	(h)
City National Capital Trust I
9.63%	02/01/40	391,000	411,467
Clarendon Alumina Production Ltd.
8.50%	11/16/21	185,000	186,850	(b,h)
Columbus International Inc.
11.50%	11/20/14	100,000	106,507	(b)
Comcast Corp.
6.40%	03/01/40	426,000	458,511
6.50%	01/15/15	370,000	424,664
Community Health Systems Inc.
8.88%	07/15/15	722,000	744,563	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	294,000	356,920
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	474,000	541,883
Corp Nacional del Cobre de Chile
5.63%	09/21/35	82,000	83,788	(b)

Corp Pesquera Inca SAC
9.00%	02/10/17	60,000	58,650	(b)
COX Communications Inc.
6.25%	06/01/18	330,000	367,970	(b)
7.13%	10/01/12	185,000	205,556	(h)
Credit Suisse
6.00%	02/15/18	227,000	236,867
Credit Suisse AG
5.40%	01/14/20	604,000	600,535
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	300,000	295,500
Crown Castle International Corp.
7.13%	11/01/19	840,000	821,100
Crown Castle Towers LLC
6.11%	01/15/40	403,000	442,314	(b)
CVS Caremark Corp.
3.25%	05/18/15	456,000	463,185
5.75%	06/01/17	154,000	171,322
6.13%	09/15/39	554,000	592,191
DASA Finance Corp.
8.75%	05/29/18	712,000	770,740
Denbury Resources Inc.
8.25%	02/15/20	410,000	428,450
Diamond Offshore Drilling Inc.
5.70%	10/15/39	920,000	828,489
Digicel Ltd.
8.25%	09/01/17	100,000	99,000	(b)
DirecTV Holdings LLC
4.75%	10/01/14	418,000	442,692
5.20%	03/15/20	496,000	516,938
5.88%	10/01/19	452,000	493,758
DISH DBS Corp.
7.13%	02/01/16	168,000	168,420
Dolphin Energy Ltd.
5.89%	06/15/19	479,650	495,838	(b)
Drummond Company Inc.
7.38%	02/15/16	830,000	780,200
9.00%	10/15/14	399,000	400,995	(b)
El Paso Corp.
8.05%	10/15/30	413,000	408,289
Empresa Nacional del Petroleo
6.25%	07/08/19	400,000	424,493	(b)
EnCana Corp.
6.50%	02/01/38	431,000	479,009
European Investment Bank
4.88%	01/17/17	700,000	780,737
Exelon Corp.
4.90%	06/15/15	605,000	646,091
Exelon Generation Company LLC
5.20%	10/01/19	274,000	291,477
6.25%	10/01/39	277,000	295,890
Export-Import Bank of Korea
5.88%	01/14/15	200,000	216,704
Fibria Overseas Finance Ltd.
7.50%	05/04/20	239,000	242,585	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	1,000,000	989,170	(h)

Forest Oil Corp.
7.25%	06/15/19	456,000	440,040
Gaz Capital SA for Gazprom
8.13%	07/31/14	100,000	108,880	(b)
9.25%	04/23/19	400,000	460,000
Genworth Financial Inc.
8.63%	12/15/16	392,000	418,034
GlaxoSmithKline Capital Inc.
4.85%	05/15/13	392,000	428,574
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	205,000	213,200	(b,h)
Hana Bank
4.50%	10/30/15	300,000	299,351	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	856,000	830,826
HCA Inc.
9.25%	11/15/16	1,184,000	1,255,040
Health Management Associates Inc.
6.13%	04/15/16	480,000	454,800
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	481,000	514,670
HSBC Bank USA NA
7.00%	01/15/39	250,000	280,970
HSBC Finance Corp.
5.00%	06/30/15	1,363,000	1,422,151	(h)
5.70%	06/01/11	784,000	810,279
6.75%	05/15/11	220,000	229,018	(h)
HSBC Holdings PLC
6.50%	05/02/36	100,000	103,717	(h)
6.80%	06/01/38	500,000	538,841
Hutchison Whampoa International 09 Ltd.
7.63%	04/09/19	100,000	119,183	(b)
Icahn Enterprises LP
8.00%	01/15/18	524,000	508,280	(b)
IIRSA Norte Finance Ltd.
8.75%	05/30/24	275,473	304,398	(b,h)
Illinois Power Co.
9.75%	11/15/18	534,000	701,081
Indo Integrated Energy BV
9.00%	06/01/12	100,000	103,553
Industrial Bank of Korea
7.13%	04/23/14	100,000	112,418	(b)
Ingles Markets Inc.
8.88%	05/15/17	740,000	752,950
Intelsat Subsidiary Holding Company S.A.
8.50%	01/15/13	421,000	424,158
8.88%	01/15/15	412,000	418,695
Intergas Finance BV
6.88%	11/04/11	100,000	104,250
Intergen N.V.
9.00%	06/30/17	729,000	725,355	(b,h)
International Paper Co.
7.50%	08/15/21	970,000	1,135,768
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	208,000	205,582

JPMorgan Chase & Co.
5.13%	09/15/14	1,085,000	1,157,836	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	1,113,000	1,217,596	(h)
JPMorgan Chase Capital XXVII
7.00%	11/01/39	571,000	580,672
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	200,000	202,000
KazMunaiGaz Finance Sub BV
7.00%	05/05/20	100,000	100,380	(b)
9.13%	07/02/18	100,000	114,750	(b)
11.75%	01/23/15	100,000	122,380	(b)
KeyBank NA
5.80%	07/01/14	576,000	614,939
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	300,000	327,330	(b)
Korea National Oil Corp.
5.38%	07/30/14	300,000	318,279	(b)
Kraft Foods Inc.
5.38%	02/10/20	691,000	740,442
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	2,792,000	2,948,073	(h)
4.13%	10/15/14	990,000	1,070,145
4.50%	07/16/18	640,000	695,558
L-3 Communications Corp.
5.88%	01/15/15	488,000	481,900
LBI Escrow Corp.
8.00%	11/01/17	500,000	515,000	(b)
Levi Strauss & Co.
7.63%	05/15/20	300,000	294,000	(b)
Lincoln National Corp.
6.25%	02/15/20	225,000	241,047
8.75%	07/01/19	456,000	558,868
Listrindo Capital BV
9.25%	01/29/15	300,000	317,583	(b)
Lloyds TSB Bank PLC
5.80%	01/13/20	887,000	837,235	(b)
Majapahit Holding BV
7.25%	10/17/11	500,000	525,000	(b)
7.75%	10/17/16 - 01/20/20	400,000	438,750	(b)
MDC-GMTN B.V.
7.63%	05/06/19	250,000	281,291	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	289,000	307,278
6.88%	04/25/18	617,000	658,204
Midamerican Energy Holdings Co.
6.13%	04/01/36	245,000	269,739	(h)
Morgan Stanley
5.50%	01/26/20	602,000	582,375
5.63%	09/23/19	738,000	713,951
6.00%	04/28/15	333,000	348,010
7.30%	05/13/19	696,000	748,492
Morgan Stanley (Series F)
6.63%	04/01/18	300,000	314,440
Motiva Enterprises LLC
6.85%	01/15/40	404,000	461,717	(b)

Mylan Inc.
7.88%	07/15/20	592,000	603,840	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	103,795	(m)
National Agricultural Cooperative Federation
5.00%	09/30/14	444,000	462,072	(b)
Navistar International Corp.
8.25%	11/01/21	374,000	379,610
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	200,000	209,000	(b)
New Communications Holdings Inc.
8.25%	04/15/17	584,000	586,190	(b)
Newmont Mining Corp.
6.25%	10/01/39	832,000	907,977
News America Inc.
6.65%	11/15/37	584,000	655,427
Nexen Inc.
6.20%	07/30/19	670,000	752,257
6.40%	05/15/37	942,000	982,332
Nisource Finance Corp.
6.13%	03/01/22	380,000	405,601
Noble Group Ltd.
6.75%	01/29/20	300,000	291,000	(b)
NRG Energy Inc.
7.38%	02/01/16	840,000	835,800
Omnicare Inc.
7.75%	06/01/20	398,000	405,960
1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125,000	126,856	(b)
Pacific Gas & Electric Co.
5.80%	03/01/37	250,000	271,712
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	108,000	(b)
PacifiCorp
6.00%	01/15/39	500,000	574,373
6.25%	10/15/37	14,000	16,439
PAETEC Holding Corp.
8.88%	06/30/17	457,000	457,000
8.88%	06/30/17	217,000	217,000	(b)
Pemex Finance Ltd.
9.03%	02/15/11	99,750	101,246	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	130,000	132,634
Petrobras International Finance Co.
5.75%	01/20/20	240,000	241,692
Petroleos Mexicanos
4.88%	03/15/15	600,000	621,000	(b)
6.00%	03/05/20	160,000	168,000	(b)
8.00%	05/03/19	90,000	107,100
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	500,000	471,424
Petronas Capital Ltd.
5.25%	08/12/19	400,000	420,564	(b)
7.88%	05/22/22	100,000	124,965	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	400,000	410,662	(b)

Pioneer Natural Resources Co.
7.50%	01/15/20	667,000	687,408
Plains All American Pipeline LP
4.25%	09/01/12	535,000	558,945
Plains Exploration & Production Co.
7.63%	06/01/18	1,060,000	1,036,150
Pontis Ltd.
6.25%	07/20/10	200,000	197,000	(b)
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	109,000	(b)
Principal Financial Group Inc.
8.88%	05/15/19	244,000	299,181
Prudential Financial Inc.
3.63%	09/17/12	184,000	189,515
3.88%	01/14/15	605,000	609,304
5.15%	01/15/13	427,000	451,907
7.38%	06/15/19	354,000	409,916
QVC Inc.
7.50%	10/01/19	622,000	611,115	(b)
RailAmerica Inc.
9.25%	07/01/17	413,000	432,618
Republic Services Inc.
5.25%	11/15/21	388,000	408,234	(b)
5.50%	09/15/19	256,000	277,023	(b)
Reynolds Group Issuer Inc.
7.75%	10/15/16	803,000	784,933	(b)
Roche Holdings Inc.
6.00%	03/01/19	804,000	936,574	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	1,204,000	1,145,147	(b)
RR Donnelley & Sons Co.
4.95%	04/01/14	620,000	631,820
7.63%	06/15/20	449,000	445,144
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	200,000	198,500	(b)
6.97%	09/21/16	100,000	98,750	(i)
Russian Railways
5.74%	04/03/17	100,000	98,375
Sabine Pass LNG LP
7.25%	11/30/13	255,000	229,500
7.50%	11/30/16	350,000	291,375
SBA Telecommunications Inc.
8.00%	08/15/16	152,000	157,320	(b)
8.25%	08/15/19	230,000	242,075	(b)
Security Benefit Life Insurance
8.75%	05/15/16	105,000	91,613	(b)
Simon Property Group LP (REIT)
5.65%	02/01/20	604,000	639,670
Solutia Inc.
7.88%	03/15/20	414,000	412,965
Southern Copper Corp.
5.38%	04/16/20	36,000	36,084
6.75%	04/16/40	96,000	94,894
7.50%	07/27/35	300,000	323,789
Spirit Aerosystems Inc.
7.50%	10/01/17	243,000	238,140

Star Energy Geothermal Wayang Windu Ltd.
11.50%	02/12/15	400,000	418,000	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	100,000	106,500	(b)
Talisman Energy Inc.
7.75%	06/01/19	194,000	238,170
Telecom Italia Capital S.A.
6.00%	09/30/34	600,000	514,041
7.18%	06/18/19	382,000	411,266
Telefonica Emisiones SAU
3.73%	04/27/15	431,000	429,743
5.13%	04/27/20	538,000	539,234
Tesoro Corp. (Series B)
6.63%	11/01/15	922,000	864,375
The AES Corp.
8.00%	10/15/17 - 06/01/20	771,000	776,950
The Dow Chemical Co.
5.90%	02/15/15	502,000	548,599
8.55%	05/15/19	588,000	719,778
The Goldman Sachs Group Inc.
5.38%	03/15/20	3,062,000	3,025,611
The Kroger Co.
6.15%	01/15/20	606,000	700,035
The Potomac Edison Co.
5.35%	11/15/14	178,000	193,484	(h)
The Travelers Companies Inc.
5.80%	05/15/18	314,000	344,406
The Williams Companies Inc.
7.88%	09/01/21	432,000	495,112
Ticketmaster Entertainment LLC
10.75%	08/01/16	1,000,000	1,077,500
Time Warner Cable Inc.
5.00%	02/01/20	464,000	474,505
6.75%	07/01/18	838,000	961,922
7.50%	04/01/14	358,000	415,959
Time Warner Inc.
5.88%	11/15/16	463,000	521,942
6.20%	03/15/40	428,000	451,439
TNK-BP Finance S.A.
6.13%	03/20/12	200,000	204,250
7.25%	02/02/20	107,000	106,872	(b)
TransDigm Inc.
7.75%	07/15/14	252,000	252,000	(b)
Union Electric Co.
6.70%	02/01/19	636,000	739,321
UPC Germany GmbH
8.13%	12/01/17	400,000	392,000	(b)
USB Capital XIII Trust
6.63%	12/15/39	606,000	638,930
Vale Overseas Ltd.
6.88%	11/10/39	520,000	543,243
Valero Energy Corp.
6.13%	02/01/20	814,000	836,463
Vedanta Resources PLC
9.50%	07/18/18	200,000	212,500	(b)
Verizon Communications Inc.
6.35%	04/01/19	1,848,000	2,138,389

6.40%	02/15/38	164,000	180,739
6.90%	04/15/38	300,000	350,613
8.75%	11/01/18	502,000	652,586
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	200,000	211,600	(b)
Virgin Media Finance PLC
8.38%	10/15/19	400,000	405,000
9.50%	08/15/16	200,000	211,250
VTB Capital S.A.
6.47%	03/04/15	300,000	300,000	(b)
WEA Finance LLC
6.75%	09/02/19	366,000	406,793	(b)
7.50%	06/02/14	526,000	596,097	(b)
Weatherford International Ltd.
6.50%	08/01/36	433,000	392,372
Williams Partners LP
5.25%	03/15/20	345,000	352,786	(b)
6.30%	04/15/40	609,000	611,869	(b)
Windstream Corp.
7.88%	11/01/17	1,636,000	1,597,145
Woodside Finance Ltd.
4.50%	11/10/14	991,000	1,010,733	(b)
Woori Bank
4.50%	10/07/15	200,000	198,649	(b)
Wyeth
5.50%	03/15/13	703,000	777,571
Wynn Las Vegas LLC
7.88%	05/01/20	588,000	590,940	(b)
XL Capital Ltd.
5.25%	09/15/14	847,000	866,672
Xstrata Finance Canada Ltd.
5.80%	11/15/16	370,947	397,650	(b)
			137,866,056

Non-Agency Collateralized Mortgage Obligations—11.1%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	970,000	1,012,614
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	625,000	632,398
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	1,203,000	1,236,345	(h)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	300,000	48,999	(h,i,o)
Banc of America Funding Corp. (Class 2M1)
4.64%	02/20/36	48,683	451	(h,i,o)
Banc of America Funding Corp. (Class B1)
5.45%	03/20/36	204,003	8,496	(h,i,o)
Banc of America Mortgage Securities Inc. (Class B1)
5.13%	01/25/36	166,053	16,007	(h,i,o)
5.40%	02/25/36	155,731	26,496	(h,i,o)
Banc of America Mortgage Securities Inc. (Class B2)
5.13%	01/25/36	46,207	601	(h,i,o)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	171,604	173,607	(h,i)
5.63%	04/12/38	372,000	375,572	(i)

Bear Stearns Commercial Mortgage Securities (Class A4)
5.33%	02/11/44	480,000	470,289
5.47%	01/12/45	700,000	724,286
5.69%	06/11/50	1,190,000	1,204,599	(i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	325,000	280,984	(i)
5.91%	06/11/40	340,000	215,061	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	280,000	251,463
5.84%	09/11/42	450,000	400,108
5.92%	06/11/50	300,000	259,102	(i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	100,000	34,810	(h,i,o)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	360,000	297,842	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	400,000	262,740
Citigroup Commercial Mortgage Trust (Series 2006) (Class AM)
5.65%	10/15/48	460,000	401,996
Commercial Mortgage Pass Through Certificates (Class A4)
5.96%	06/10/46	1,040,000	1,105,766	(h,i)
Countrywide Asset-Backed Certificates (Class A2)
15.91%	11/25/35	154,188	142,289	(d,h,i)
Countrywide Commercial Mortgage Trust (Class A4)
5.70%	09/12/49	675,000	672,103
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	500,000	324,503	(i)
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	950,000	803,945	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.34%	10/25/35	187,784	12,025	(h,i,o)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	549,000	539,543	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	1,000,000	600,589
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.65%	02/25/36	90,058	6,652	(h,i,o)
Federal National Mortgage Assoc. REMIC
6.15%	09/25/37	2,607,056	288,761	(g,p)
6.20%	07/25/37	1,329,316	164,667	(g,p)
6.34%	10/25/35	1,956,523	253,248	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.33%	10/25/35	2,958,645	432,329	(g,p)
Government National Mortgage Assoc.
1.00%	04/20/40	4,084,563	638,770	(g,p)
6.15%	05/20/40	4,171,560	604,293	(g,p)
Greenwich Capital Commercial Funding Corp.
6.09%	07/10/38	2,265,000	2,367,566	(i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	1,210,000	1,259,664	(h)
Greenwich Capital Commercial Funding Corp. (Class A4)
5.74%	12/10/49	2,029,000	1,995,693	(h)
Greenwich Capital Commercial Funding Corp. (Class AM)
6.09%	07/10/38	1,005,000	864,921
GS Mortgage Securities Corp. II (Class A4)
5.55%	04/10/38	2,000,000	2,057,830	(h,i)

Impac CMB Trust (Class A1)
32.71%	10/25/35	306,668	159,533	(d,h,i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.12%	01/25/36	126,964	4,968	(h,i,o)
Indymac INDA Mortgage Loan Trust (Class B2)
5.12%	01/25/36	93,647	721	(h,i,o)
Interstar Millennium Trust (Class A)
2.84%	03/14/36	38,591	35,938	(d,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.41%	05/15/47	750,000	400,915
6.06%	04/15/45	450,000	394,511
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	1,360,000	1,458,144	(h,i)
5.44%	06/12/47	1,050,000	1,048,655
5.79%	02/12/51	1,230,000	1,244,399	(i)
6.06%	04/15/45	250,000	266,414	(i)
6.07%	02/12/51	150,000	144,914
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AJ)
5.50%	06/12/47	170,000	99,763	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	690,000	588,035	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	150,000	35,795	(h,i,o)
LB-UBS Commercial Mortgage Trust
1.00%	01/15/36	2,103,675	93,757	(h,o)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	310,000	327,348
5.16%	02/15/31	450,000	468,112
5.66%	03/15/39	1,588,000	1,641,755	(h,i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	170,000	110,001	(i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%	07/15/40	260,000	38,997	(h,i,o)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	65,000	66,622	(h,o)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
0.54%	12/15/39	3,207,179	40,891	(h,i,o)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	147,459	15,356	(g,h,o,p)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	408,000	213,192
Morgan Stanley Capital I
5.16%	10/12/52	350,000	366,276	(i)
5.36%	11/12/41	1,005,000	849,897
5.94%	10/15/42	487,000	287,544
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	200,000	212,087	(h)
Morgan Stanley Capital I (Class A31)
5.44%	02/12/44	253,000	261,384	(h)
Morgan Stanley Capital I (Class A4)
5.45%	02/12/44	1,070,000	1,063,338	(i)
5.81%	12/12/49	1,700,000	1,760,369
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	694,000	448,374	(h,i)
Morgan Stanley Capital I (Class AM)
5.98%	08/12/41	450,000	416,468	(i)
6.46%	01/11/43	450,000	404,744

Morgan Stanley Capital I (Class B)
5.94%	10/15/42	270,000	173,491
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	254,000	260,479	(h)
Morgan Stanley Capital I (Series 2006) (Class AM)
5.61%	03/12/44	1,000,000	870,041	(h,i)
National RMBS Trust (Series 2004) (Class A1)
5.37%	03/20/34	67,229	64,716	(d,i)
OBP Depositor LLC Trust
4.65%	07/15/45	320,000	319,998	(b)
Puma Finance Ltd. (Class A)
5.42%	10/11/34	39,541	38,153	(d,i)
Residential Accredit Loans Inc.
6.00%	01/25/36	79,815	1	(h,o)
Residential Accredit Loans Inc. (Class A2)
25.82%	03/25/34	25,443	18,900	(d,i)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	111,306	8,352	(h,o)
Residential Funding Mortgage Securities I (Class M2)
5.75%	01/25/36	46,138	1,125	(h,o)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.11%	02/25/28	22,472	1	(i,o)
Thornburg Mortgage Securities Trust (Class A)
1.03%	04/25/43	22,703	20,985	(i)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	420,000	189,003
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	690,000	689,746
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	590,000	426,041	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	450,000	387,805	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	170,000	116,759	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
3.52%	05/25/36	450,000	454,534	(b,d)
WaMu Mortgage Pass Through Certificates (Class A2A1)
26.52%	01/25/45	315,123	223,190	(d,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	600,877	112,400	(h,o)
			42,814,960

Sovereign Bonds—3.0%
Banco Nacional de Desenvolvimento Economico e Social
6.50%	06/10/19	100,000	107,125	(b)
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100,000	103,000	(b)
8.25%	10/24/12	100,000	106,558
Government of Belize
6.00%	02/20/29	167,200	123,728	(j)
Government of Brazil
5.63%	01/07/41	300,000	294,750
8.00%	01/15/18	271,111	314,489	(h)
8.25%	01/20/34	414,000	546,480
Government of Brazilian
4.88%	01/22/21	306,000	306,459

Government of Colombia
6.13%	01/18/41	200,000	202,500
7.38%	03/18/19 - 09/18/37	200,000	234,500
Government of Costa Rica
10.00%	08/01/20	175,000	235,375	(b)
Government of Egypt
5.75%	04/29/20	200,000	201,750	(b)
Government of El Salvador
7.65%	06/15/35	170,000	180,200	(b)
Government of Grenada
2.50%	09/15/25	83,400	38,364	(b,j)
Government of Indonesia
10.38%	05/04/14	100,000	123,000	(b)
11.63%	03/04/19	200,000	287,500	(b)
Government of Lebanon
6.38%	03/09/20	270,000	270,008
Government of Lithuania
6.75%	01/15/15	100,000	104,803	(b)
7.38%	02/11/20	200,000	211,850	(b)
Government of Panama
5.20%	01/30/20	300,000	312,000
6.70%	01/26/36	139,000	153,248
Government of Peruvian
6.55%	03/14/37	501,000	553,605
7.35%	07/21/25	100,000	119,750
Government of Philippine
6.38%	10/23/34	400,000	400,480
6.50%	01/20/20	300,000	329,400
Government of Poland
6.38%	07/15/19	38,000	42,037
Government of Qatar
5.25%	01/20/20	300,000	313,500	(b)
6.40%	01/20/40	100,000	106,250	(b)
Government of South Africa
5.50%	03/09/20	100,000	103,375
Government of Turkey
5.63%	03/30/21	500,000	495,000
6.75%	05/30/40	400,000	401,000
Government of Uruguay
6.88%	09/28/25	119,154	132,857
Government of Venezuela
1.31%	04/20/11	82,000	75,645	(i)
5.38%	08/07/10	498,000	494,265
10.75%	09/19/13	198,000	172,260
Korea Expressway Corp.
4.50%	03/23/15	200,000	204,722	(b)
Province of Manitoba Canada
4.90%	12/06/16	260,000	292,590	(h)
Province of Quebec Canada
7.50%	09/15/29	380,000	521,597
Republic of Dominican
7.50%	05/06/21	200,000	206,000	(b)
9.50%	09/27/11	183,780	192,050
Republic of Ghana
8.50%	10/04/17	200,000	210,500	(b)

Republic of Indonesia
5.88%	03/13/20	100,000	105,500	(b)
Russian Foreign Bond—Eurobond
3.63%	04/29/15	400,000	387,000	(b)
5.00%	04/29/20	300,000	289,500	(b)
7.50%	03/31/30	458,346	516,693	(j)
Socialist Republic of Vietnam
6.75%	01/29/20	100,000	103,000	(b)
United Mexican States
5.13%	01/15/20	248,000	257,920
6.05%	01/11/40	250,000	263,750
			11,747,933
Municipal Bonds and Notes—0.6%
American Municipal Power—Ohio Inc.
6.05%	02/15/43	298,000	295,729
Municipal Electric Authority of Georgia
6.64%	04/01/57	642,000	621,738
New Jersey State Turnpike Authority
7.41%	01/01/40	1,050,000	1,279,005	(h)
			2,196,472

Total Bonds and Notes			353,708,719
(Cost $346,538,292)
Preferred Stock—0.1%		Number of Shares
Citigroup Capital XII		21,400	534,786	(i)
(Cost $535,000)

Other Investments—0.3%
GEI Investment Fund			1,046,233	(k)
(Cost $1,202,566)

Total Investments in Securities			355,289,738
(Cost $348,275,858)

Short-Term Investments—11.8%
GE Money Market Fund Institutional Class
0.05%			45,659,730	(d,k)
(Cost $45,659,730)

Total Investments			400,949,468
(Cost $393,935,588)

Liabilities in Excess of Other Assets, net—(3.7)%			(14,379,836)

NET ASSETS —100.0%			$386,569,632

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2Yr. U.S. Treasury Notes Futures	September 2010	184	$40,264,375	$41,765
5Yr. U.S. Treasury Notes Futures	September 2010	193	22,841,852	380,476

The Fund had the following short futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	September 2010	12	$(1,629,750)	$(79,721)
10Yr. U.S. Treasury Notes Futures	September 2010	555	(68,013,516)	(1,278,933)

				$(936,413)

GE Institutional Money Market Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Short-Term Investments —99.9% †		Principal Amount	Amortized Cost
U.S. Treasury—3.9%
U.S. Treasury Notes
0.88%	02/28/11	$350,000	$351,352
5.75%	08/15/10	450,000	453,099
			804,451

Agency—12.9%
FHLB Disc Corp
0.14%	08/13/10	600,000	599,900	(d)
0.15%	07/30/10	250,000	249,970	(d)
FNMA Discount Note
0.16%	08/02/10	200,000	199,972	(d)
0.30%	10/06/10	300,000	299,758	(d)
Freddie Discount
0.18%	07/27/10	450,000	449,942	(d)
0.19%	07/12/10	600,000	599,964	(d)
Freddie Mac
0.19%	07/12/10	300,000	300,000	(d)
			2,699,506

Commercial Paper—31.1%
Allied Irish Banks NA
0.77%	07/09/10	500,000	499,914	(d)
Australia & NZ Banking Group
0.50%	09/20/10	450,000	449,494	(d)
Banco Bilbao Viz London
0.32%	07/16/10	400,000	399,948	(d)
Commonwealth Bk Australia
0.51%	08/30/10	650,000	649,447	(d)
Danske Corp.
0.41%	08/26/10	400,000	399,745	(b,d)
Eksportfinans Asa
0.23%	07/01/10	750,000	750,000	(b,d)
HSBC USA Inc.
0.27%	07/13/10	350,000	349,969	(d)
Natl Australia FDG (DE)
0.29%	07/19/10	300,000	299,957	(b,d)
Nordea North America
0.34%	08/04/10	700,000	699,779	(d)
Procter & Gamble International Fn
0.17%	07/15/10	600,000	599,960	(d)
Societe Generale N Amer
0.43%	07/06/10	500,000	499,970	(d)
0.47%	08/05/10	150,000	149,931	(d)
UBS Finance Delaware LLC
0.16%	07/02/10	450,000	449,998	(d)
Westpac Banking Corp
0.27%	07/06/10	300,000	299,989	(b,d)
			6,498,101

Repurchase Agreements—10.5%
Barclays Bank US Treasury Repo
0.01%	07/01/10	400,000	400,000	(d)
Goldman Sachs Gov Agcy Repo
0.02%	07/01/10	1,300,000	1,300,000	(d)
JPM Chase Gov Agcy Repo
0.00%	07/01/10	500,000	500,000	(d)
			2,200,000

Corporate Notes—11.0%
Abbey National Treasury Services
0.42%	02/25/11	650,000	650,000	(d)
Goldman Sachs Group Inc FDIC
1.04%	12/03/10	350,000	350,826	(d)
Intl Bk Recon & Develop
0.39%	07/13/11	250,000	250,000	(d)
KFW
3.25%	02/15/11	200,000	203,376
Rabobank Nederland NY
0.29%	07/23/10	300,000	299,998	(d)
Royal Bank of Canada NY
0.35%	02/24/11	200,000	200,000	(d)
Westpac Banking Corp NY
0.31%	10/06/10	350,000	349,999	(d)
			2,304,199

Time Deposit—4.0%
Bank of Ireland
0.27%	07/01/10	680,000	680,000	(d)
State Street Corp.
0.01%	07/01/10	152,835	152,835	(e)
			832,835

Certificates of Deposit—26.5%
Banco Bilbao Viz Arg NY
0.31%	07/26/10	300,000	299,995	(d)
Bank of Montreal Chicago
0.30%	07/23/10	600,000	600,000	(d)
Barclays Bank PLC NY
0.30%	07/15/10	650,000	650,000	(d)
BNP Paribas NY
0.24%	07/01/10	300,000	300,000	(d)
0.44%	08/03/10	400,000	400,000	(d)
Calyon NY
0.33%	07/07/10	900,000	900,000	(d)
Credit Suisse NY
0.30%	07/15/10	200,000	200,000	(d)
Deutsche Bank Ag NY

0.30%	07/20/10	350,000	350,000	(d)
Rabobank Nederland NY
0.52%	09/14/10	350,000	350,086	(d)
Royal Bank of Scotland CT
0.37%	07/09/10	350,000	350,000	(d)
Svenska Handelsbanken NY
0.28%	07/14/10	250,000	250,000	(d)
0.45%	08/20/10	450,000	450,000	(d)
Toronto-Dominion Bank NY
0.54%	11/19/10	450,000	450,000	(d)
			5,550,081

Total Short-Term Investments			20,889,173
(Cost $20,889,173)

Other Assets and Liabilities, net—0.1%			26,584

NET ASSETS—100.0%			$20,915,757

GE Institutional Small-Cap Equity

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—94.1% †	Number of Shares	Value
Aerospace & Defense—1.0%
Esterline Technologies Corp.	27,234	$1,292,253	(a)
GenCorp Inc.	75,800	332,004	(a)
Teledyne Technologies Inc.	127,900	4,934,382	(a)
		6,558,639

Air Freight & Logistics—0.2%
Dynamex Inc.	24,600	300,120	(a)
UTi Worldwide Inc.	80,500	996,590
		1,296,710

Airlines—0.1%
Alaska Air Group Inc.	12,000	539,400	(a)

Auto Components—0.3%
China Automotive Systems Inc.	26,900	473,440	(a)
Federal-Mogul Corp.	33,900	441,378	(a)
Wonder Auto Technology Inc.	132,707	971,415	(a)
		1,886,233

Automobiles—0.1%
Thor Industries Inc.	21,500	510,625

Biotechnology—1.1%
Cubist Pharmaceuticals Inc.	80,300	1,654,180	(a)
Genomic Health Inc.	80,000	1,034,400	(a)
Martek Biosciences Corp.	94,000	2,228,740	(a)
Myriad Genetics Inc.	135,900	2,031,705	(a)
PDL BioPharma Inc.	89,673	503,962
		7,452,987

Capital Markets—1.6%
Affiliated Managers Group Inc.	50,700	3,081,039	(a)
GFI Group Inc.	414,000	2,310,120
Raymond James Financial Inc.	208,800	5,155,272
		10,546,431

Chemicals—2.5%
Arch Chemicals Inc.	107,000	3,289,180
Koppers Holdings Inc.	132,100	2,969,608
NewMarket Corp.	16,375	1,429,865
Omnova Solutions Inc.	83,900	655,259	(a)
Sensient Technologies Corp.	287,000	7,441,910
Stepan Co.	9,400	643,242
		16,429,064

Commercial Banks—3.2%
Cullen Bankers Inc.	79,100	4,065,740
First Midwest Bancorp Inc.	78,500	954,560
Fulton Financial Corp.	144,300	1,392,495
Prosperity Bancshares Inc.	108,700	3,777,325
Sterling Bancorp	71,188	640,692
SVB Financial Group	86,800	3,578,764	(a)
UMB Financial Corp.	94,000	3,342,640
Westamerica Bancorporation	58,000	3,046,160
		20,798,376

Commercial Services & Supplies—2.9%
ABM Industries Inc.	199,000	4,169,050
Copart Inc.	67,000	2,399,270	(a)
Healthcare Services Group Inc.	156,600	2,967,570
Herman Miller Inc.	52,200	985,014
Multi-Color Corp.	52,600	538,624
Ritchie Bros Auctioneers Inc.	107,500	1,958,650
Waste Connections Inc.	174,500	6,088,305	(a)
		19,106,483

Communications Equipment—1.2%
Acme Packet Inc.	23,700	637,056	(a)
Cogo Group Inc.	91,226	569,250	(a)
CommScope Inc.	129,900	3,087,723	(a)
Comtech Telecommunications Corp.	14,081	421,444	(a)
Loral Space & Communications Inc.	21,800	931,296	(a)
Netgear Inc.	25,200	449,568	(a)
Oplink Communications Inc.	38,800	556,004	(a)
PC-Tel Inc.	79,068	398,503	(a)
Plantronics Inc.	24,300	694,980
		7,745,824

Computers & Peripherals—0.1%
Super Micro Computer Inc.	43,634	589,059	(a)

Construction & Engineering—1.3%
Chicago Bridge & Iron Company N.V.	206,700	3,888,027	(a)
Great Lakes Dredge & Dock Corp.	103,100	618,600
Quanta Services Inc.	46,300	956,095	(a)
URS Corp.	83,850	3,299,497	(a)
		8,762,219

Consumer Finance—0.3%
Ezcorp Inc.	42,100	780,955	(a)
First Cash Financial Services Inc.	29,200	636,560	(a)
Nelnet Inc.	41,700	803,976
		2,221,491

Containers & Packaging—2.0%
Aptargroup Inc.	121,000	4,576,220
Packaging Corporation of America	215,900	4,754,118
Rock-Tenn Co.	15,900	789,753
Silgan Holdings Inc.	107,000	3,036,660
		13,156,751

Distributors—0.9%
LKQ Corp.	312,800	6,030,784	(a)

Diversified Consumer Services—1.5%
American Public Education Inc.	53,500	2,337,950	(a)
Bridgepoint Education Inc.	16,527	261,292	(a)
K12 Inc.	132,800	2,945,504	(a)
Lincoln Educational Services Corp.	71,200	1,466,008	(a)
Matthews International Corp.	101,100	2,960,208
		9,970,962

Diversified Telecommunication Services—0.1%
tw telecom inc.	39,100	652,188	(a)

Electric Utilities—0.7%
IDACORP Inc.	147,200	4,897,344

Electrical Equipment—1.3%
Baldor Electric Co.	97,900	3,532,232
Brady Corp.	134,500	3,351,740
GT Solar International Inc.	94,700	530,320	(a)
Woodward Governor Co.	53,100	1,355,643
		8,769,935

Electronic Equipment, Instruments & Components—1.7%
Benchmark Electronics Inc.	73,066	1,158,096	(a)
Checkpoint Systems Inc.	31,000	538,160	(a)
CTS Corp.	65,000	600,600
DDi Corp.	55,800	420,174
FARO Technologies Inc.	54,000	1,010,340	(a)
ICx Technologies Inc.	68,600	500,780	(a)
Methode Electronics Inc.	54,200	527,908
National Instruments Corp.	107,500	3,416,350
Newport Corp.	166,000	1,503,960	(a)
Park Electrochemical Corp.	26,400	644,424
Plexus Corp.	13,600	363,664	(a)
Vishay Intertechnology Inc.	68,800	532,512	(a)
		11,216,968

Energy Equipment & Services—2.3%
Dril-Quip Inc.	117,800	5,185,556	(a)
Gulf Island Fabrication Inc.	17,900	277,808
Lufkin Industries Inc.	17,600	686,224
Oil States International Inc.	112,900	4,468,582	(a)
Pioneer Drilling Co.	139,588	791,464	(a)
Superior Energy Services Inc.	134,500	2,511,115	(a)
Tetra Technologies Inc.	107,500	976,100	(a)
		14,896,849

Food & Staples Retailing—0.7%
Ruddick Corp.	118,500	3,672,315
Spartan Stores Inc.	70,400	965,888
		4,638,203

Food Products—4.0%
Darling International Inc.	445,050	3,342,325	(a)
Del Monte Foods Co.	463,700	6,672,643
Flowers Foods Inc.	174,500	4,263,035
Lancaster Colony Corp.	32,000	1,707,520
Lance Inc.	120,000	1,978,800
Smart Balance Inc.	242,000	989,780	(a)
Smithfield Foods Inc.	283,325	4,221,543	(a)
The Hain Celestial Group Inc.	161,000	3,247,370	(a)
		26,423,016

Healthcare Equipment & Supplies—5.5%
Accuray Inc.	98,300	651,729	(a)
Align Technology Inc.	57,600	856,512	(a)
American Medical Systems Holdings Inc.	161,000	3,561,320	(a)
Analogic Corp.	13,400	609,834
Cantel Medical Corp.	23,500	392,450
ev3 Inc.	94,000	2,106,540	(a)
Gen-Probe Inc.	67,000	3,043,140	(a)
Haemonetics Corp.	16,413	878,424	(a)
Immucor Inc.	109,900	2,093,595	(a)
Integra LifeSciences Holdings Corp.	95,100	3,518,700	(a)
Masimo Corp.	86,000	2,047,660
Medical Action Industries Inc.	278,100	3,334,419	(a)
Meridian Bioscience Inc.	80,500	1,368,500
Natus Medical Inc.	42,400	690,696	(a)
NuVasive Inc.	67,000	2,375,820	(a)
Sirona Dental Systems Inc.	13,300	463,372	(a)
SonoSite Inc.	53,500	1,450,385	(a)
SurModics Inc.	40,500	664,605	(a)
Teleflex Inc.	40,500	2,198,340
TomoTherapy Inc.	133,700	425,166	(a)
West Pharmaceutical Services Inc.	93,500	3,411,815
Zoll Medical Corp.	9,500	257,450	(a)
		36,400,472

Healthcare Providers & Services—6.5%
Almost Family Inc.	13,900	485,527	(a)
Amedisys Inc.	27,659	1,216,166	(a)
AMERIGROUP Corp.	24,500	795,760	(a)
Bio-Reference Laboratories Inc.	256,900	5,695,473	(a)
Centene Corp.	92,565	1,990,147	(a)
Continucare Corp.	175,000	586,250	(a)
Corvel Corp.	6,205	209,667	(a)
Emergency Medical Services Corp.	14,000	686,420	(a)
Genoptix Inc.	14,300	245,960	(a)
Gentiva Health Services Inc.	27,300	737,373	(a)
Healthways Inc.	57,274	682,706	(a)
HMS Holdings Corp.	109,600	5,942,512	(a)
IPC The Hospitalist Company Inc.	25,600	642,560	(a)
Mednax Inc.	128,800	7,162,568	(a)
Molina Healthcare Inc.	159,800	4,602,240	(a)
National Healthcare Corp.	8,271	285,019
Owens & Minor Inc.	184,500	5,236,110
RehabCare Group Inc.	22,700	494,406	(a)
Sun Healthcare Group Inc.	212,782	1,719,279	(a)
The Ensign Group Inc.	28,000	462,560
US Physical Therapy Inc.	37,500	633,000	(a)
VCA Antech Inc.	80,500	1,993,180	(a)
		42,504,883

Healthcare Technology—0.9%
athenahealth Inc.	86,000	2,247,180	(a)
Computer Programs & Systems Inc.	15,100	617,892
Eclipsys Corp.	32,756	584,367	(a)
MedAssets Inc.	107,500	2,481,100	(a)
		5,930,539

Hotels, Restaurants & Leisure—1.5%
Cracker Barrel Old Country Store Inc.	122,700	5,712,912
Denny’s Corp.	420,351	1,092,913	(a)
Domino’s Pizza Inc.	35,800	404,540	(a)
Einstein Noah Restaurant Group Inc.	44,800	483,392	(a)
Panera Bread Co.	13,300	1,001,357	(a)
Wendy’s Group Inc.	280,600	1,122,400
		9,817,514

Household Durables—1.1%
Jarden Corp.	211,900	5,693,753
Tupperware Brands Corp.	35,000	1,394,750
		7,088,503

Household Products—0.3%
WD-40 Co.	53,500	1,786,900

Insurance—4.1%
Alleghany Corp.	7,600	2,229,080	(a)
Allied World Assurance Company Holdings Ltd.	80,500	3,653,090
Argo Group International Holdings Ltd.	88,500	2,707,215
Arthur J Gallagher & Co.	80,500	1,962,590
Brown & Brown Inc.	134,500	2,574,330
First Mercury Financial Corp.	134,100	1,418,778
Hallmark Financial Services	35,338	351,613	(a)
HCC Insurance Holdings Inc.	246,700	6,108,292
National Interstate Corp.	52,600	1,042,532
Navigators Group Inc.	80,500	3,310,965	(a)
Symetra Financial Corp.	123,400	1,480,800
Tower Group Inc.	16,200	348,786
		27,188,071

Internet Software & Services—1.0%
Art Technology Group Inc.	509,100	1,741,122	(a)
comScore Inc.	100,000	1,647,000	(a)
Constant Contact Inc.	94,000	2,005,020	(a)
NIC Inc.	134,500	862,145
		6,255,287

IT Services—2.7%
CACI International Inc.	13,700	581,976	(a)
CSG Systems International Inc.	20,166	369,643	(a)
ExlService Holdings Inc.	26,900	461,873	(a)
Global Cash Access Holdings Inc.	353,200	2,546,572	(a)
iGate Corp.	138,858	1,780,160
NeuStar Inc.	94,000	1,938,280	(a)
RightNow Technologies Inc.	65,500	1,027,695	(a)
Sapient Corp.	73,078	741,011
SRA International Inc.	61,000	1,199,870	(a)
TeleTech Holdings Inc.	36,900	475,641	(a)
VeriFone Holdings Inc.	208,100	3,939,333	(a)
Virtusa Corp.	90,328	842,760	(a)
Wright Express Corp.	70,000	2,079,000	(a)
		17,983,814

Leisure Equipment & Products—0.5%
Polaris Industries Inc.	58,750	3,208,925

Life Sciences Tools & Services—2.8%
Bio-Rad Laboratories Inc.	35,000	3,027,150	(a)
Bruker Corp.	411,618	5,005,275	(a)
Dionex Corp.	9,000	670,140	(a)
ICON PLC ADR	178,100	5,145,309	(a)
Luminex Corp.	134,500	2,181,590	(a)
Techne Corp.	35,000	2,010,750
		18,040,214

Machinery—6.1%
AGCO Corp.	116,000	3,128,520	(a)
Ampco-Pittsburgh Corp.	29,500	614,485
Cascade Corp.	80,885	2,880,315
Chart Industries Inc.	32,885	512,348	(a)
CLARCOR Inc.	121,000	4,297,920
Flow International Corp.	202,400	477,664	(a)
Flowserve Corp.	24,700	2,094,560
Force Protection Inc.	115,900	475,190	(a)
Gardner Denver Inc.	40,000	1,783,600
Harsco Corp.	65,600	1,541,600
IDEX Corp.	161,000	4,599,770
Middleby Corp.	52,500	2,792,475	(a)
Mueller Industries Inc.	63,000	1,549,800
Nordson Corp.	58,650	3,289,092
Tennant Co.	21,800	737,276
Timken Co.	90,625	2,355,344
Trinity Industries Inc.	183,800	3,256,936
WABCO Holdings Inc.	25,800	812,184	(a)
Wabtec Corp.	62,000	2,473,180
		39,672,259

Media—2.2%
Arbitron Inc.	196,700	5,041,421
John Wiley & Sons Inc.	147,062	5,686,888
Morningstar Inc.	75,000	3,189,000	(a)
National CineMedia Inc.	28,000	466,480
		14,383,789

Metals & Mining—1.2%
Commercial Metals Co.	286,900	3,792,818
Compass Minerals International Inc.	53,700	3,774,036
Worthington Industries Inc.	32,000	411,520
		7,978,374

Multi-Utilities—0.5%
OGE Energy Corp.	88,700	3,242,872

Office Electronics—0.3%
Zebra Technologies Corp.	66,100	1,676,957	(a)

Oil, Gas & Consumable Fuels—2.5%
Arena Resources Inc.	40,500	1,291,950	(a)
Brigham Exploration Co.	38,500	592,130	(a)
GMX Resources Inc.	160,000	1,038,400	(a)
Gulfport Energy Corp.	80,500	954,730	(a)
James River Coal Co.	174,600	2,779,632	(a)
Penn Virginia Corp.	27,100	544,981
Resolute Energy Corp.	121,000	1,481,040	(a)
Rosetta Resources Inc.	53,500	1,059,835	(a)
SandRidge Energy Inc.	188,000	1,096,040	(a)
SM Energy Co.	138,900	5,578,224
		16,416,962

Personal Products—0.9%
Alberto-Culver Co.	188,000	5,092,920
Revlon Inc.	39,800	444,168	(a)
Schiff Nutrition International Inc.	60,000	427,200
		5,964,288

Pharmaceuticals—0.5%
Impax Laboratories Inc.	48,100	916,786	(a)
Questcor Pharmaceuticals Inc.	99,700	1,017,937	(a)
Viropharma Inc.	95,900	1,075,039	(a)
		3,009,762

Professional Services—0.5%
CoStar Group Inc.	75,000	2,910,000	(a)
Diamond Management & Technology Consultants Inc.	28,600	294,866
Resources Connection Inc.	7,100	96,560	(a)
		3,301,426

Real Estate Investment Trusts (REIT’s)—3.1%
BioMed Realty Trust Inc.	342,800	5,515,652
Digital Realty Trust Inc.	84,000	4,845,120
Healthcare Realty Trust Inc.	188,000	4,130,360
Omega Healthcare Investors Inc.	287,100	5,721,903
		20,213,035

Road & Rail—2.0%
Genesee & Wyoming Inc.	150,700	5,622,617	(a)
Landstar System Inc.	80,500	3,138,695
Old Dominion Freight Line Inc.	128,100	4,501,434	(a)
		13,262,746

Semiconductors & Semiconductor Equipment—2.4%
Applied Micro Circuits Corp.	70,800	741,984	(a)
Cabot Microelectronics Corp.	16,300	563,817	(a)
Ceva Inc.	43,370	546,462	(a)
Diodes Inc.	31,600	501,492	(a)
Integrated Device Technology Inc.	67,200	332,640	(a)
IXYS Corp.	59,824	528,844	(a)
Lattice Semiconductor Corp.	135,400	587,636	(a)
Microsemi Corp.	232,900	3,407,327	(a)
Rudolph Technologies Inc.	357,800	2,701,390	(a)
Semtech Corp.	181,100	2,964,607	(a)
Standard Microsystems Corp.	22,500	523,800	(a)
Tessera Technologies Inc.	19,300	309,765	(a)
TriQuint Semiconductor Inc.	78,800	481,468	(a)
Varian Semiconductor Equipment Associates Inc.	56,300	1,613,558	(a)
		15,804,790

Software—7.5%
ACI Worldwide Inc.	53,900	1,049,433	(a)
ArcSight Inc.	35,000	783,650	(a)
Ariba Inc.	215,000	3,424,950	(a)
AsiaInfo Holdings Inc.	36,400	795,704	(a)
Blackbaud Inc.	237,500	5,170,375
Blackboard Inc.	80,500	3,005,065	(a)
Bottomline Technologies Inc.	107,500	1,400,725	(a)
Concur Technologies Inc.	40,500	1,728,540	(a)
Ebix Inc.	107,500	1,685,600	(a)
Informatica Corp.	94,000	2,244,720	(a)
Interactive Intelligence Inc.	69,200	1,136,956	(a)
Jack Henry & Associates Inc.	80,500	1,922,340
MICROS Systems Inc.	173,600	5,532,632	(a)
MicroStrategy Inc.	21,500	1,614,435	(a)
Parametric Technology Corp.	301,200	4,719,804	(a)
Pegasystems Inc.	54,900	1,762,839
Progress Software Corp.	53,500	1,606,605	(a)
Solera Holdings Inc.	101,100	3,659,820
Sourcefire Inc.	54,000	1,026,000	(a)
SS&C Technologies Holdings Inc.	41,600	666,848	(a)
Ultimate Software Group Inc.	99,500	3,269,570	(a)
Unica Corp.	86,700	830,586	(a)
		49,037,197

Specialty Retail—3.9%
Aaron’s Inc.	262,200	4,475,754
Aeropostale Inc.	160,800	4,605,312	(a)
American Eagle Outfitters Inc.	97,000	1,139,750
Bebe Stores Inc.	89,500	572,800	(a)
J Crew Group Inc.	10,600	390,186	(a)
Jo-Ann Stores Inc.	78,700	2,952,037	(a)
JOS A Bank Clothiers Inc.	14,800	799,052	(a)
The Buckle Inc.	143,600	4,655,512
The Finish Line Inc.	56,400	785,652
Tractor Supply Co.	65,600	3,999,632
Ulta Salon Cosmetics & Fragrance Inc.	49,100	1,161,706	(a)
		25,537,393

Textiles, Apparel & Luxury Goods—2.1%
Carter’s Inc.	9,000	236,250	(a)
Columbia Sportswear Co.	66,600	3,108,222

CROCS Inc.	64,100	678,178	(a)
Deckers Outdoor Corp.	36,159	5,166,036	(a)
Fossil Inc.	25,600	888,320	(a)
Maidenform Brands Inc.	42,000	855,120	(a)
Steven Madden Ltd.	24,450	770,664	(a)
The Timberland Co.	37,500	605,625	(a)
True Religion Apparel Inc.	17,500	386,225	(a)
Unifirst Corp.	9,700	426,994
Wolverine World Wide Inc.	24,400	615,368
		13,737,002

Trading Companies & Distributors—0.4%
Applied Industrial Technologies Inc.	86,900	2,200,308
Watsco Inc.	11,700	677,664
		2,877,972

Total Common Stock		617,418,487
(Cost $630,872,142)

Other Investments—0.0%*
GEI Investment Fund		77,289	(k)
(Cost $88,838)

Total Investments in Securities		617,495,776
(Cost $630,960,980)

Short-Term Investments—6.0%
GE Money Market Fund Institutional Class
0.05%		39,240,253	(d,k)
(Cost $39,240,253)

Total Investments		656,736,029
(Cost $670,201,233)

Liabilities in Excess of Other Assets, net—(0.1)%		(850,266)

NET ASSETS —100.0%		$655,885,763

Other Information

The Fund had the following long future contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Russell 2000 Mini Index Futures	September 2010	269	$16,349,820	$(832,339)

GE Institutional Strategic Investment Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Domestic Equity—30.9% †	Number of Shares	Value
Aerospace & Defense—0.7%
Alliant Techsystems Inc.	12,027	$746,396	(a)
Hexcel Corp.	77,482	1,201,746	(a)
Honeywell International Inc.	38,693	1,510,188
ITT Corp.	8,543	383,752
Rockwell Collins Inc.	4,929	261,878
		4,103,960

Air Freight & Logistics—0.0%*
UTi Worldwide Inc.	16,700	206,746

Beverages—1.0%
Coca-Cola Enterprises Inc.	28,149	727,933
Molson Coors Brewing Co.	6,572	278,390
PepsiCo Inc.	79,848	4,866,736	(h)
		5,873,059

Biotechnology—1.6%
Alexion Pharmaceuticals Inc.	9,198	470,846	(a)
Amgen Inc.	90,707	4,771,188	(a,h)
Gilead Sciences Inc.	91,747	3,145,087	(a)
Human Genome Sciences Inc.	17,883	405,229	(a)
Incyte Corp Ltd.	23,181	256,614	(a)
Vertex Pharmaceuticals Inc.	18,696	615,098	(a)
		9,664,062

Capital Markets—1.7%
Affiliated Managers Group Inc.	14,003	850,962	(a)
Ameriprise Financial Inc.	18,401	664,828
Invesco Ltd.	49,072	825,882
Morgan Stanley	14,458	335,570
State Street Corp.	93,941	3,177,084	(e)
The Bank of New York Mellon Corp.	32,201	795,043
The Goldman Sachs Group Inc.	27,266	3,579,208
		10,228,577

Chemicals—0.8%
Intrepid Potash Inc.	21,054	412,027	(a)
Monsanto Co.	39,530	1,827,076
Praxair Inc.	35,160	2,671,809
		4,910,912

Commercial Banks—0.3%
Regions Financial Corp.	88,520	582,462
SunTrust Banks Inc.	14,406	335,660
US Bancorp	18,072	403,909
Wells Fargo & Co.	12,758	326,605
Zions Bancorporation	9,891	213,349
		1,861,985

Commercial Services & Supplies—0.6%
Corrections Corporation of America	99,963	1,907,295	(a)
Iron Mountain Inc.	45,819	1,029,095
Stericycle Inc.	5,630	369,215	(a)
		3,305,605

Communications Equipment—1.4%
Cisco Systems Inc.	183,080	3,901,435	(a,h)
Juniper Networks Inc.	32,589	743,681	(a)
QUALCOMM Inc.	111,296	3,654,961	(h)
		8,300,077

Computers & Peripherals—0.7%
Apple Inc.	8,759	2,203,151	(a)
Hewlett-Packard Co.	26,779	1,158,995
Synaptics Inc.	33,948	933,570	(a)
		4,295,716

Diversified Financial Services—1.3%
Bank of America Corp.	141,081	2,027,334
CBOE Holdings Inc.	17,098	556,540	(a)
CME Group Inc.	11,353	3,196,437
JPMorgan Chase & Co.	45,106	1,651,330
MSCI Inc.	14,423	395,190	(a)
		7,826,831

Diversified Telecommunication Services—0.2%
AT&T Inc.	33,680	814,719
Verizon Communications Inc.	14,786	414,304
		1,229,023

Electric Utilities—0.7%
Edison International	19,715	625,360
Entergy Corp.	7,066	506,067
ITC Holdings Corp.	28,735	1,520,368
NextEra Energy Inc	4,711	229,708
Northeast Utilities	45,700	1,164,436
		4,045,939

Electronic Equipment, Instruments & Components—0.1%
Cogent Inc.	43,699	393,728	(a)
Corning Inc.	21,358	344,932
		738,660

Energy Equipment & Services—1.1%
Dresser-Rand Group Inc.	21,650	683,057	(a)
Halliburton Co.	8,215	201,678
Nabors Industries Ltd.	19,164	337,670	(a)
National Oilwell Varco Inc.	4,600	152,122
Noble Corp.	16,890	522,070
Schlumberger Ltd.	69,056	3,821,559	(h)
Weatherford International Ltd.	44,986	591,116	(a)
		6,309,272

Food & Staples Retailing—0.1%
Safeway Inc.	13,143	258,391
Sysco Corp.	16,308	465,920
		724,311

Food Products—0.6%
Archer-Daniels-Midland Co.	23,001	593,886
Kraft Foods Inc.	43,291	1,212,148
McCormick & Company Inc.	28,872	1,095,981
Mead Johnson Nutrition Co.	11,701	586,454
		3,488,469

Gas Utilities—0.1%
EQT Corp.	9,604	347,089

Healthcare Equipment & Supplies—1.4%
Baxter International Inc.	22,804	926,755
Becton Dickinson and Co.	7,886	533,251
Covidien PLC	47,900	1,924,622
Gen-Probe Inc.	11,570	525,509	(a)
Hologic Inc.	30,775	428,696	(a)
Masimo Corp.	37,566	894,446
Medtronic Inc.	31,392	1,138,588	(h)
ResMed Inc.	29,442	1,790,368	(a)
		8,162,235

Healthcare Providers & Services—0.9%
Cardinal Health Inc.	14,132	474,977
Catalyst Health Solutions Inc.	22,101	762,484	(a)
Express Scripts Inc.	68,289	3,210,949	(a)
McKesson Corp.	3,943	264,812
Omnicare Inc.	19,715	467,245
		5,180,467

Healthcare Technology—0.1%
MedAssets Inc.	15,234	351,601	(a)

Hotels, Restaurants & Leisure—0.3%
Carnival Corp.	33,565	1,015,006
Marriott International Inc.	6,671	199,730
Penn National Gaming Inc.	26,920	621,852	(a)
		1,836,588

Household Durables—0.0%*
MDC Holdings Inc.	10,597	285,589

Household Products—0.5%
Clorox Co.	14,950	929,292
The Procter & Gamble Co.	30,394	1,823,032
		2,752,324

Independent Power Producers & Energy Traders—0.0%*
Calpine Corp.	14,786	188,078	(a)

Industrial Conglomerates—0.1%
McDermott International Inc.	23,714	513,645	(a)

Insurance—1.1%
ACE Ltd.	36,194	1,863,267
Aflac Inc.	26,880	1,146,970
AON Corp.	9,200	341,504
HCC Insurance Holdings Inc.	55,565	1,375,789
PartnerRe Ltd.	4,624	324,327
Principal Financial Group Inc.	21,686	508,320
Prudential Financial Inc.	16,429	881,580
		6,441,757

Internet Software & Services—0.5%
Equinix Inc.	5,930	481,635	(a)
Google Inc.	4,073	1,812,281	(a)
MercadoLibre Inc.	13,128	689,876	(a)
		2,983,792

IT Services—1.2%
Cognizant Technology Solutions Corp.	14,936	747,696	(a)
International Business Machines Corp.	15,279	1,886,651
The Western Union Co.	146,270	2,180,886
Visa Inc.	33,596	2,376,917
		7,192,150

Life Sciences Tools & Services—0.8%
Covance Inc.	17,217	883,576	(a)
Illumina Inc.	20,445	889,971	(a)
Life Technologies Corp.	17,210	813,172	(a)
Mettler-Toledo International Inc.	7,348	820,257	(a)
Thermo Fisher Scientific Inc.	28,320	1,389,096	(a)
		4,796,072

Machinery—0.4%
Cummins Inc.	7,618	496,160
Deere & Co.	12,815	713,539
Eaton Corp.	7,851	513,769
Harsco Corp.	31,025	729,087
		2,452,555

Media—1.6%
DIRECTV	61,254	2,077,736	(a)
Discovery Communications Inc.	1,163	41,531	(a)
Discovery Communications Inc.	11,458	354,396	(a)
Liberty Global Inc.	56,207	1,460,820	(a)
News Corp.	18,057	215,962
Omnicom Group Inc.	80,552	2,762,933
Regal Entertainment Group	51,490	671,430
The Walt Disney Co.	24,644	776,286
Time Warner Inc.	50,050	1,446,945
		9,808,039

Metals & Mining—0.5%
Allegheny Technologies Inc.	45,571	2,013,782
Freeport-McMoRan Copper & Gold Inc.	6,243	369,149
Steel Dynamics Inc.	33,779	445,545
		2,828,476

Multiline Retail—0.4%
Dollar General Corp.	23,174	638,444	(a)
Kohl’s Corp.	7,027	333,783	(a)
Target Corp.	28,690	1,410,687
		2,382,914

Multi-Utilities—0.1%
Dominion Resources Inc.	23,001	891,059

Oil, Gas & Consumable Fuels—1.6%
Apache Corp.	15,257	1,284,486
Chesapeake Energy Corp.	7,393	154,883
Chevron Corp.	17,415	1,181,782
Devon Energy Corp.	10,350	630,522
El Paso Corp.	29,441	327,090
Exxon Mobil Corp.	45,106	2,574,199	(h)
Marathon Oil Corp.	29,572	919,393
Occidental Petroleum Corp.	6,477	499,701
Peabody Energy Corp.	11,243	439,939
Petrohawk Energy Corp.	25,115	426,202	(a)
Pioneer Natural Resources Co.	9,935	590,636
Southwestern Energy Co.	11,402	440,573	(a)
		9,469,406

Paper & Forest Products—0.0%*
Weyerhaeuser Co.	5,750	202,400

Personal Products—0.1%
Alberto-Culver Co.	15,307	414,667
Avon Products Inc.	15,516	411,175
		825,842

Pharmaceuticals—0.5%
Abbott Laboratories	4,107	192,125
Bristol-Myers Squibb Co.	34,008	848,160
Johnson & Johnson	23,749	1,402,616
Pfizer Inc.	41,073	585,701
		3,028,602

Professional Services—0.1%
IHS Inc.	13,708	800,821	(a)

Real Estate Investment Trusts (REIT’s)—0.1%
Douglas Emmett Inc.	33,301	473,540
SL Green Realty Corp.	6,955	382,803
		856,343

Real Estate Management & Development—0.3%
CB Richard Ellis Group Inc.	130,533	1,776,554	(a)

Road & Rail—0.1%
Union Pacific Corp.	10,515	730,898

Semiconductors & Semiconductor Equipment—0.9%
Hittite Microwave Corp.	19,124	855,608	(a)
Intel Corp.	110,342	2,146,152	(h)
KLA-Tencor Corp.	10,679	297,731
Marvell Technology Group Ltd.	58,962	929,241	(a)
Microchip Technology Inc.	9,036	250,659
NVIDIA Corp.	6,572	67,100	(a)
Texas Instruments Inc.	27,108	631,074
		5,177,565

Software—1.8%
Activision Blizzard Inc.	80,383	843,218
ArcSight Inc.	20,558	460,294	(a)
Blackboard Inc.	15,068	562,488	(a)
Citrix Systems Inc.	17,264	729,059	(a)
Microsoft Corp.	206,908	4,760,953	(h)
Oracle Corp.	44,861	962,717
Rovi Corp.	57,559	2,182,062	(a)
		10,500,791

Specialty Retail—1.0%
Bed Bath & Beyond Inc.	37,498	1,390,426	(a,h)
Lowe’s Companies Inc.	145,325	2,967,536
O’Reilly Automotive Inc.	21,198	1,008,177	(a)
Urban Outfitters Inc.	11,694	402,157	(a)
		5,768,296

Textiles, Apparel & Luxury Goods—0.1%
Coach Inc.	24,368	890,650

Thrifts & Mortgage Finance—0.1%
People’s United Financial Inc.	54,709	738,572

Tobacco—0.1%
Altria Group Inc.	4,929	98,777
Philip Morris International Inc.	17,251	790,786
		889,563

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	7,617	385,877

Water Utilities—0.1%
American Water Works Company Inc.	32,042	660,065

Wireless Telecommunication Services—1.0%
American Tower Corp.	31,875	1,418,437	(a)
NII Holdings Inc.	127,526	4,147,146	(a)
Syniverse Holdings Inc.	29,571	604,727	(a)
		6,170,310

Total Domestic Equity		185,380,189
(Cost $191,632,098)

Foreign Equity—27.2%

Common Stock—26.5%

Aerospace & Defense—0.5%
CAE Inc.	130,549	1,133,927
European Aeronautic Defence and Space Company N.V.	65,687	1,342,776
Safran S.A.	22,446	627,186
		3,103,889

Automobiles—0.7%
Daimler AG	27,499	1,393,382
Maruti Suzuki India Ltd.	5,799	176,175
Suzuki Motor Corp.	95,999	1,882,422
Toyota Motor Corp.	24,780	850,686
		4,302,665

Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,778	125,812
Diageo PLC	17,500	275,256
Heineken N.V.	13,245	562,361
		963,429

Building Products—0.1%
Daikin Industries Ltd.	18,000	548,360

Capital Markets—0.8%
Credit Suisse Group AG (Regd.)	40,129	1,508,040
Egyptian Financial Group-Hermes Holding	55,971	284,366	(a)
Mirae Asset Securities Company Ltd.	4,299	187,856
Nomura Holdings Inc.	483,771	2,640,834
Yuanta Financial Holding Company Ltd.	527,259	281,454
		4,902,550

Chemicals—1.4%
Linde AG	21,382	2,252,080
Potash Corp of Saskatchewan Inc.	6,079	524,253
Potash Corporation of Saskatchewan Inc.	25,343	2,186,703
Sinofert Holdings Ltd.	596,097	234,347
Sociedad Quimica y Minera de Chile S.A. ADR	21,262	693,354
SODIFF Advanced Materials Company Ltd.	2,496	239,648	(a)
Syngenta AG	5,700	1,316,181
Taiwan Fertilizer Company Ltd.	128,995	337,487
Taiyo Nippon Sanso Corp.	106,988	848,873
		8,632,926

Commercial Banks—3.4%
Akbank TAS	62,471	299,251	(a)
Axis Bank Ltd.	11,286	298,397	(a)
Banco Santander Brasil S.A.	154,500	1,588,286
Banco Santander S.A.	231,257	2,429,069
BNP Paribas	42,487	2,289,665
China Merchants Bank Company Ltd.	100,711	240,923
Credit Agricole S.A.	54,687	568,337
Grupo Financiero Banorte SAB de C.V.	51,369	195,359
Halyk Savings Bank of Kazakhstan JSC	13,577	107,666	(a)

HSBC Holdings PLC	355,827	3,255,077
Industrial & Commercial Bank of China	436,495	317,813
Kasikornbank PCL	87,686	254,938
Kazkommertsbank	15,065	75,174	(a)
KB Financial Group Inc.	25,064	960,722
Korea Exchange Bank	15,210	155,013
Lloyds Banking Group PLC	2,051,467	1,621,730
Metropolitan Bank & Trust	205,500	272,056
Mitsubishi UFJ Financial Group Inc.	375,492	1,703,553
Raiffeisen International Bank Holding AG	2,205	83,888	(a)
Siam Commercial Bank PCL	2,940	7,262
Standard Bank Group Ltd.	16,388	217,583
Sumitomo Mitsui Financial Group Inc.	16,770	474,228
The Bank of Yokohama Ltd.	258,795	1,182,846
UniCredit S.p.A.	779,040	1,726,152
		20,324,988

Commercial Services & Supplies—0.3%
Brambles Ltd.	167,354	764,768
G4S PLC	103,321	411,559
G4S PLC	227,076	901,503
		2,077,830

Communications Equipment—1.0%
HTC Corp.	22,231	295,230
Nokia Oyj	52,113	425,475
Research In Motion Ltd.	51,334	2,528,713	(a)
Research In Motion Ltd.	26,983	1,328,773	(a)
Telefonaktiebolaget LM Ericsson	101,641	1,129,648
ZTE Corp.	41,638	126,424
		5,834,263

Computers & Peripherals—0.0%*
Asustek Computer Inc.	60	442
Pegatron Corp.	162	152	(a)
		594

Construction & Engineering—0.5%
China State Construction International Holdings Ltd.	343,434	104,366
Doosan Heavy Industries and Construction Company Ltd.	6,047	370,016
Empresas ICA SAB de C.V.	78,497	186,062	(a)
Hyundai Development Co.	4,387	97,744
Larsen & Toubro Ltd.	28,821	1,114,911
Murray & Roberts Holdings Ltd.	43,689	220,139
Vinci S.A.	20,838	866,679
		2,959,917

Construction Materials—0.2%
CRH PLC	53,188	1,097,675

Diversified Consumer Services—0.0%*
MegaStudy Company Ltd.	1,116	147,456

Diversified Financial Services—0.3%
Deutsche Boerse AG	34,868	2,121,904

Diversified Telecommunication Services—0.2%
Telefonica S.A.	44,270	821,463
Telekomunikasi Indonesia Tbk PT	161,150	136,593
		958,056

Electric Utilities—0.1%
Iberdrola S.A.	107,520	605,336

Electrical Equipment—0.4%
ABB Ltd. ADR	15,702	271,331
Schneider Electric S.A.	17,052	1,725,139
Zhuzhou CSR Times Electric Company Ltd.	89,958	190,429
		2,186,899

Electronic Equipment, Instruments & Components—0.4%
Byd Company Ltd.	29,500	216,971
China Security & Surveillance Technology Inc.	12,329	56,960	(a)
Delta Electronics Inc.	456,343	1,456,717
Hon Hai Precision Industry Company Ltd.	125,116	438,553
Samsung SDI Company Ltd.	1,030	144,147	(a)
Wasion Group Holdings Ltd.	184,847	116,025	(a)
		2,429,373

Food & Staples Retailing—0.7%
Alliance Global Group Inc.	1,107,828	127,135	(a)
Koninklijke Ahold N.V.	73,819	914,663
Metro AG	22,644	1,157,268
Tesco PLC	321,271	1,814,846
X5 Retail Group N.V. GDR	6,457	218,892	(a)
		4,232,804

Food Products—1.0%
American Dairy Inc.	7,269	115,941	(a)
China Agri-Industries Holdings Ltd.	131,661	152,224
Cosan SA Industria e Comercio	22,898	286,844	(a)
Danone	12,935	694,610
Global Bio-Chem Technology Group Company Ltd.	274,786	38,151
IOI Corporation Bhd	18,276	28,167
Nestle S.A.	86,563	4,172,031
Nestle S.A. ADR	6,572	317,033
Unilever N.V.	16,869	461,451
		6,266,452

Healthcare Equipment & Supplies—0.4%
Cie Generale d’Optique Essilor International S.A.	42,808	2,548,123

Healthcare Providers & Services—0.1%
Fleury S.A.	20,500	227,348	(a)
Life Healthcare Group Holdings Ltd.	73,121	129,248	(a)
Sinopharm Group Co.	27,600	100,561	(a)
		457,157

Household Durables—0.1%
LG Electronics Inc.	3,510	266,914
Techtronic Industries Co.	153,999	119,988
		386,902

Household Products—0.7%
Reckitt Benckiser Group PLC	54,240	2,526,314
Unicharm Corp.	14,800	1,667,527
		4,193,841

Independent Power Producers & Energy Traders—0.0%*
China WindPower Group Ltd.	1,139,953	111,345	(a)

Industrial Conglomerates—1.0%
Chongqing Machinery & Electric Company Ltd.	713,444	171,099
Koninklijke Philips Electronics N.V.	81,929	2,450,670
MAX India Ltd.	28,976	94,906	(a)
Siemens AG	37,096	3,323,417
Siemens AG ADR	2,501	223,915
		6,264,007

Insurance—1.2%
AXA S.A.	81,839	1,252,358
China Life Insurance Company Ltd.	68,801	300,439
Prudential PLC	300,343	2,268,399
Samsung Fire & Marine Insurance Company Ltd.	1,170	185,721	(a)
Sony Financial Holdings Inc.	500	1,666,465
Tong Yang Life Insurance	20,775	216,321
Zurich Financial Services AG	5,707	1,257,317
		7,147,020

Internet Software & Services—0.5%
Baidu Inc. ADR	43,802	2,982,041	(a)
Tencent Holdings Ltd.	3,200	53,013
		3,035,054

IT Services—0.3%
Cap Gemini S.A.	29,949	1,318,453
HCL Technologies Ltd.	25,549	198,118
Infosys Technologies Ltd.	3,553	211,907	(a)
Telvent GIT S.A.	14,207	237,257
		1,965,735

Machinery—0.4%
China South Locomotive and Rolling Stock Corp.	1,484,121	1,012,666
Fanuc Ltd.	6,000	676,961
Mitsubishi Heavy Industries Ltd.	175,000	603,193
		2,292,820
Marine—0.2%
AP Moller—Maersk A/S	169	1,333,246

Media—0.2%
Grupo Televisa S.A. ADR	9,692	168,738
Vivendi S.A.	41,579	846,388
Zee Entertainment Enterprises Ltd.	20,529	135,071
		1,150,197

Metals & Mining—1.8%
Anglo American PLC	3,049	106,385	(a)
Antofagasta PLC	20,893	243,408
Barrick Gold Corp.	9,857	447,606
BHP Billiton PLC	96,399	2,502,829
China Molybdenum Company Ltd.	150,880	84,531
Harmony Gold Mining Company Ltd. ADR	23,340	246,704
Hidili Industry International Development Ltd.	106,761	78,098	(a)
Impala Platinum Holdings Ltd.	6,379	148,643
Kinross Gold Corp.	24,056	412,007
Maanshan Iron & Steel	252,423	110,067
New World Resources N.V.	28,081	289,278
POSCO	640	242,503
Rio Tinto PLC	48,119	2,115,943
Sumitomo Metal Industries Ltd.	943,010	2,130,375
Tata Steel Ltd.	11,111	115,218
ThyssenKrupp AG	24,302	599,882
Vale S.A. ADR	52,246	1,098,211	(h)
		10,971,688

Multi-Utilities—0.4%
National Grid PLC	283,406	2,071,905
Veolia Environnement	26,361	620,336
		2,692,241

Oil, Gas & Consumable Fuels—2.2%
Afren PLC	184,428	233,213	(a)
BG Group PLC	108,814	1,620,538
CNOOC Ltd.	103,000	174,538
ENI S.p.A.	63,386	1,165,468
Gazprom OAO ADR	28,551	537,044
Lukoil OAO ADR	9,573	493,009
Paladin Energy Ltd.	232,776	695,515	(a)
PetroChina Company Ltd.	158,000	174,354
Petroleo Brasileiro S.A. ADR	48,256	1,438,028
Reliance Industries Ltd.	4,792	111,455	(a)
Reliance Industries Ltd. GDR	5,550	259,185	(b)
Royal Dutch Shell PLC	54,326	1,372,808
Suncor Energy Inc.	57,407	1,690,062
Suncor Energy Inc.	35,317	1,041,247
Total S.A.	42,851	1,916,024
		12,922,488

Pharmaceuticals—1.0%
Bayer AG	30,446	1,704,218
Novartis AG	29,908	1,448,762
Roche Holding AG	20,775	2,858,179
		6,011,159

Professional Services—0.3%
Experian PLC	23,749	206,805
The Capita Group PLC	117,855	1,300,173
		1,506,978

Real Estate Management & Development—0.3%
Franshion Properties China Ltd.	65,596	18,034
Glorious Property Holdings Ltd.	523,000	148,924
Mitsubishi Estate Company Ltd.	86,000	1,196,248
Unitech Ltd.	128,628	203,924
		1,567,130

Semiconductors & Semiconductor Equipment—1.1%
ASM Pacific Technology Ltd.	12,549	97,486
Samsung Electronics Company Ltd.	4,450	2,791,102
Taiwan Semiconductor Manufacturing Company Ltd.	1,420,876	2,655,678
Taiwan Semiconductor Manufacturing Company Ltd. ADR	77,883	760,138
		6,304,404

Software—0.4%
Autonomy Corporation PLC	35,676	973,770	(a)
SAP AG	23,560	1,049,404
Shanda Interactive Entertainment Ltd. ADR	3,852	152,809	(a)
		2,175,983

Specialty Retail—0.4%
Esprit Holdings Ltd.	182,404	982,034
Hennes & Mauritz AB	4,667	128,513
Yamada Denki Company Ltd.	16,391	1,070,077
		2,180,624

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	25,869	1,254,545
Ports Design Ltd.	76,497	194,562
		1,449,107

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	54,000	1,116,228

Transportation Infrastructure—0.0%*
Dalian Port PDA Company Ltd.	226,922	97,949

Wireless Telecommunication Services—0.9%
America Movil SAB de C.V. ADR	13,065	620,587
China Mobile Ltd.	67,290	666,558
Mobile Telesystems OJSC ADR	59,645	1,142,798
MTN Group Ltd.	116,010	1,522,152
Vodafone Group PLC	556,939	1,149,103
		5,101,198

Total Common Stock		158,679,990
(Cost $175,040,389)

Preferred Stock—0.7%

Automobiles—0.3%
Volkswagen AG	15,436	1,356,789

Banking—0.1%
Citigroup Capital XII	7,950	198,671	(i)

Commercial Banks—0.1%
Itau Unibanco Holding S.A.	25,425	458,426	(a)

Electric Utilities—0.0%*
Cia Energetica de Minas Gerais		8,324	120,803	(a)

Healthcare Equipment & Supplies—0.1%
Fresenius SE		10,419	689,351

Media—0.0%*
NET Servicos de Comunicacao S.A.		16,439	155,042	(a)

Metals & Mining—0.1%
Usinas Siderurgicas de Minas Gerais S.A.		5,651	150,829
Vale S.A.		27,511	578,609	(a)
			729,438

Oil, Gas & Consumable Fuels—0.0%*
Petroleo Brasileiro S.A.		14,223	211,944

Total Preferred Stock			3,920,464
(Cost $4,023,080)

Rights—0.0%*

Electric Utilities—0.0%*
Iberdrola S.A.		107,520	23,463	(a)

Food Products—0.0%*
Global Bio-Chem Technology Group Company Ltd.		109,914	4,305	(a)

Total Rights			27,768
(Cost $25,212)

Total Foreign Equity			162,628,222
(Cost $179,088,681)
		Principal Amount	Value
Bonds and Notes—27.6%

U.S. Treasuries—4.7%
U.S. Treasury Bonds
4.38%	11/15/39	$574,800	$620,514
4.50%	08/15/39	536,600	591,014
4.63%	02/15/40	5,913,200	6,646,803
U.S. Treasury Notes
0.59%	04/30/12	5,892,900	5,937,097	(d)
2.50%	04/30/15	3,400,500	3,521,378
3.63%	02/15/20	10,128,300	10,701,177	(h)
4.50%	11/15/10	13,000	13,207
			28,031,190

Agency Mortgage Backed—6.6%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	34,834	36,451	(h)
5.00%	07/01/35	90,281	95,743	(h)
5.50%	05/01/20 - 04/01/39	831,792	897,315	(h)
6.00%	04/01/17 - 11/01/37	885,074	963,898	(h)
6.50%	06/01/29	7,165	7,975	(h)

7.00%	10/01/16 - 08/01/36	238,115	267,994	(h)
7.50%	12/01/30 - 09/01/33	6,983	7,997	(h)
8.00%	04/01/30 - 11/01/30	1,655	1,910	(h)
9.00%	04/01/16 - 06/01/21	1,269	1,411	(h)
5.50%	TBA	305,000	327,256	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	69,541	73,495	(h)
4.50%	05/01/18 - 06/01/40	10,478,094	10,885,538	(h)
5.00%	07/01/20 - 06/01/40	4,449,461	4,715,828	(h)
5.25%	04/01/37	5,167	5,386	(i)
5.50%	03/01/14 - 04/01/38	7,261,760	7,822,637	(h)
5.64%	03/01/37	1,884	1,964	(i)
6.00%	07/01/14 - 08/01/35	2,704,396	2,969,517	(h)
6.50%	01/01/15 - 08/01/34	330,932	367,756	(h)
7.00%	10/01/16 - 12/01/33	81,485	91,549	(h)
7.50%	09/01/13 - 03/01/34	23,687	26,782	(h)
8.00%	12/01/11 - 11/01/33	10,376	11,895	(h)
8.50%	07/01/30 - 05/01/31	1,184	1,380	(h)
9.00%	04/01/16 - 12/01/22	3,722	4,083	(h)
4.50%	TBA	5,500,000	5,700,233	(c)
5.00%	TBA	173,000	184,569	(c)
5.50%	TBA	260,000	280,841	(c)
6.00%	TBA	2,150,000	2,331,742	(c)
6.50%	TBA	568,000	622,049	(c)
7.00%	TBA	190,000	210,803	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	89,529	93,985	(h)
5.00%	08/15/33	37,086	39,949	(h)
6.00%	04/15/30 - 09/15/36	131,988	145,416	(h)
6.50%	02/15/24 - 06/15/36	68,268	75,963	(h)
7.00%	03/15/12 - 10/15/36	57,434	63,495	(h)
8.00%	06/15/30	60	70	(h)
8.50%	10/15/17	13,845	15,191	(h)
9.00%	11/15/16 - 12/15/21	18,423	20,440	(h)
			39,370,506

Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust (Class B)
1.61%	11/01/18	482	464	(d,f,h,o)
Fannie Mae Whole Loan
0.97%	08/25/43	771,027	23,865	(g,p)
Federal Home Loan Mortgage Corp.
0.12%	09/25/43	153,080	1,682	(g,h,i,p)
8.00%	02/01/23 - 07/01/24	1,734	380	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	132,648	13,229	(g,p)
5.00%	05/15/38	121,039	129,534
5.50%	04/15/17	10,135	414	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	4,492	1,027	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	734	741	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	26,168	5,628	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%	03/15/19	5,068	28	(g,h,p)

Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	19,939	1,550	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	47,199	4,010	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
9.91%	09/15/34	101,602	97,273	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	217	235	(h)
Federal Home Loan Mortgage STRIPS
5.58%	08/01/27	399	328	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	120,847	128,647
5.00%	02/25/40	95,982	12,964	(g,p)
Federal National Mortgage Assoc. REMIC (Class B)
1.84%	12/25/22	631	594	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	150,917	166,295
Federal National Mortgage Assoc. REMIC (Class CS)
7.35%	08/25/16	5,662	181	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	96,689	97,763
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	5,073	234	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	24,581	1,774	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	221,981	20,336	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	66,856	1,497	(g,h,i,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	13,890	438	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.85%	03/25/31	20,392	21,934	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	95,395	101,286
Federal National Mortgage Assoc. STRIPS
5.50%	11/25/39	1,202,068	189,686	(g,p)
6.00%	01/01/35	141,843	20,966	(g,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	228,425	41,116	(g,p)
5.00%	03/25/38	197,259	28,333	(g,p)
5.50%	12/01/33	47,708	8,126	(g,h,p)
7.50%	11/01/23	16,132	2,865	(g,h,p)
8.00%	08/01/23 - 07/01/24	3,772	839	(g,h,p)
8.50%	03/01/17 - 07/25/22	1,300	261	(g,h,p)
9.00%	05/25/22	630	136	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	396,646	71,396	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 13)
6.00%	09/01/35	367,608	52,224	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	320,184	57,633	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	206,694	30,295	(g,p)

Government National Mortgage Assoc.
4.50%	05/20/38	180,293	25,002	(g,p)
5.00%	10/20/37 - 09/20/38	988,081	162,286	(g,p)
6.10%	08/20/39	1,534,409	178,478	(g,p)
Government National Mortgage Assoc. (Class IC)
5.90%	04/16/37	424,263	52,142	(g,p)
Vendee Mortgage Trust
0.39%	04/15/40	795,846	16,394	(g,p)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	476,494	19,163	(g,p)
			1,791,672

Asset Backed—0.6%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
6.08%	01/25/34	2,456	1,872	(d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
18.39%	03/25/32	4,431	2,882	(d,h,i)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	150,000	132,563
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	127,512	111,523	(i)
Hertz Vehicle Financing LLC
4.26%	03/25/14	2,000,000	2,084,142	(b)
Mid-State Trust (Class A3)
7.54%	07/01/35	2,654	2,578	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	150,000	128,586
Residential Asset Securities Corp. (Series 2002) (Class A2b)
37.91%	07/25/32	1,689	848	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	1,001,861	921,197	(i)
			3,386,191

Corporate Notes—11.1%
Abu Dhabi National Energy Co.
4.75%	09/15/14	100,000	100,882	(b)
6.25%	09/16/19	100,000	101,927	(b)
AES El Salvador Trust
6.75%	02/01/16	100,000	93,493	(b)
AES Panama S.A.
6.35%	12/21/16	60,000	61,745	(b)
Agilent Technologies Inc.
5.50%	09/14/15	112,000	120,553
Air Jamaica Ltd.
9.38%	07/08/15	7,857	7,857
Alliance One International Inc.
10.00%	07/15/16	215,000	218,763	(b)
ALROSA Finance S.A.
8.88%	11/17/14	100,000	106,000	(b)
AMC Entertainment Inc.
8.75%	06/01/19	184,000	184,920
America Movil SAB de C.V.
5.00%	03/30/20	200,000	206,635	(b)
American Tower Corp.
4.63%	04/01/15	96,000	99,863
Amsted Industries Inc.
8.13%	03/15/18	256,000	255,360	(b)

Anadarko Petroleum Corp.
6.20%	03/15/40	320,000	253,178
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	472,000	493,493	(b)
5.38%	11/15/14	342,000	373,915	(b)
ARAMARK Corp.
8.50%	02/01/15	310,000	313,100
Arizona Public Service Co.
6.25%	08/01/16	45,000	50,292	(h)
AT&T Inc.
6.40%	05/15/38	1,145,000	1,258,862
6.70%	11/15/13	188,000	216,966
Avis Budget Car Rental LLC
9.63%	03/15/18	124,000	125,240	(b)
Banco do Brasil Cayman
8.50%	10/29/49	300,000	330,750	(b)
Banco do Brasil S.A.
4.50%	01/22/15	100,000	101,000	(b)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	32,000	31,919	(i)
Bank of America Corp.
4.50%	04/01/15	575,000	581,165
5.63%	07/01/20	160,000	161,271
5.75%	12/01/17	355,000	368,164
6.50%	08/01/16	420,000	454,533
BE Aerospace Inc.
8.50%	07/01/18	305,000	320,250
BlackRock Inc.
5.00%	12/10/19	203,000	215,763
Boise Paper Holdings LLC
8.00%	04/01/20	154,000	153,615	(b)
Bombardier Inc.
7.75%	03/15/20	704,000	730,400	(b)
Boston Scientific Corp.
4.50%	01/15/15	96,000	94,304
CA Inc.
5.38%	12/01/19	258,000	273,516
6.13%	12/01/14	75,000	82,998
Calpine Corp.
7.25%	10/15/17	265,000	254,400	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	158,000	163,483	(b)
Cargill Inc.
5.20%	01/22/13	218,000	234,769	(b)
6.00%	11/27/17	91,000	104,276	(b)
CBS Corp.
5.75%	04/15/20	499,000	535,590
CCO Holdings LLC
7.88%	04/30/18	529,000	531,645	(b)
8.13%	04/30/20	96,000	98,160	(b)
Cellco Partnership
5.55%	02/01/14	26,000	29,150
7.38%	11/15/13	138,000	161,785
Cenovus Energy Inc.
6.75%	11/15/39	150,000	172,216	(b)
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	300,000	325,125	(b)

Central American Bank for Economic Integration
5.38%	09/24/14	170,000	179,985	(b)
CFG Investment SAC
9.25%	12/19/13	100,000	103,000
Chesapeake Energy Corp.
7.25%	12/15/18	322,000	332,465
Cincinnati Bell Inc.
8.25%	10/15/17	283,000	264,605
8.75%	03/15/18	184,000	166,980
Citigroup Inc.
5.00%	09/15/14	188,000	188,038
5.13%	05/05/14	759,000	774,078
6.38%	08/12/14	401,000	425,923
8.50%	05/22/19	1,276,000	1,521,150
City National Capital Trust I
9.63%	02/01/40	147,000	154,695
Clarendon Alumina Production Ltd.
8.50%	11/16/21	105,000	106,050	(b,h)
Comcast Corp.
6.40%	03/01/40	158,000	170,058
6.50%	01/15/15	151,000	173,309
Community Health Systems Inc.
8.88%	07/15/15	537,000	553,781	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	111,000	134,755
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	66,000	75,452
Corp Nacional del Cobre de Chile
5.63%	09/21/35	30,000	30,654	(b)
COX Communications Inc.
6.25%	06/01/18	119,000	132,692	(b)
7.13%	10/01/12	28,000	31,111	(h)
Credit Suisse
6.00%	02/15/18	220,000	229,562
Credit Suisse AG
5.40%	01/14/20	441,000	438,470
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	98,500
Crown Castle International Corp.
7.13%	11/01/19	320,000	312,800
Crown Castle Towers LLC
6.11%	01/15/40	149,000	163,536	(b)
CVS Caremark Corp.
3.25%	05/18/15	174,000	176,742
5.75%	06/01/17	54,000	60,074
6.13%	09/15/39	480,000	513,089
DASA Finance Corp.
8.75%	05/29/18	284,000	307,430
Denbury Resources Inc.
8.25%	02/15/20	151,000	157,795
DirecTV Holdings LLC
4.75%	10/01/14	279,000	295,481
5.20%	03/15/20	341,000	355,395
5.88%	10/01/19	180,000	196,629
DISH DBS Corp.
7.13%	02/01/16	1,588,000	1,591,970

Dolphin Energy Ltd.
5.89%	06/15/19	287,790	297,503	(b)
Drummond Company Inc.
7.38%	02/15/16	268,000	251,920
9.00%	10/15/14	163,000	163,815	(b)
El Paso Corp.
8.05%	10/15/30	153,000	151,255
Empresa Nacional del Petroleo
6.25%	07/08/19	100,000	106,123	(b)
EnCana Corp.
6.50%	02/01/38	166,000	184,491
European Investment Bank
4.88%	01/17/17	500,000	557,669
Exelon Corp.
4.90%	06/15/15	224,000	239,214
Exelon Generation Company LLC
5.20%	10/01/19	76,000	80,848
6.25%	10/01/39	113,000	120,706
Export-Import Bank of Korea
5.88%	01/14/15	100,000	108,352
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119,000	120,785	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	400,000	395,668
Forest Oil Corp.
7.25%	06/15/19	340,000	328,100
Gaz Capital SA for Gazprom
9.25%	04/23/19	175,000	201,250
Genworth Financial Inc.
8.63%	12/15/16	148,000	157,829
GlaxoSmithKline Capital Inc.
4.85%	05/15/13	407,000	444,973
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	200,000	208,000	(b)
Hana Bank
4.50%	10/30/15	100,000	99,784	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	330,000	320,295
HCA Inc.
9.25%	11/15/16	436,000	462,160
Health Management Associates Inc.
6.13%	04/15/16	200,000	189,500
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	196,000	209,720
HSBC Finance Corp.
5.00%	06/30/15	562,000	586,390
5.70%	06/01/11	324,000	334,860
6.75%	05/15/11	60,000	62,460	(h)
HSBC Holdings PLC
6.50%	05/02/36	562,000	582,889
6.80%	06/01/38	250,000	269,420
Icahn Enterprises LP
8.00%	01/15/18	195,000	189,150	(b)
IIRSA Norte Finance Ltd.
8.75%	05/30/24	112,438	124,244	(b,h)

Illinois Power Co.
9.75%	11/15/18	180,000	236,319
Ingles Markets Inc.
8.88%	05/15/17	303,000	308,303
Intelsat Subsidiary Holding Company S.A.
8.50%	01/15/13	160,000	161,200
8.88%	01/15/15	154,000	156,503
Intergen N.V.
9.00%	06/30/17	194,000	193,030	(b,h)
International Paper Co.
7.50%	08/15/21	580,000	679,119
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	238,000	235,233
JPMorgan Chase & Co.
5.13%	09/15/14	487,000	519,692
JPMorgan Chase Bank NA
5.88%	06/13/16	135,000	147,687
JPMorgan Chase Capital XXVII
7.00%	11/01/39	227,000	230,845
KeyBank NA
5.80%	07/01/14	250,000	266,901
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	200,000	218,220	(b)
Korea National Oil Corp.
5.38%	07/30/14	200,000	212,186	(b)
Kraft Foods Inc.
5.38%	02/10/20	414,000	443,622
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	1,493,000	1,576,459
4.13%	10/15/14	148,000	159,981
4.50%	07/16/18	622,000	675,995
L-3 Communications Corp.
5.88%	01/15/15	177,000	174,787
LBI Escrow Corp.
8.00%	11/01/17	200,000	206,000	(b)
Levi Strauss & Co.
7.63%	05/15/20	100,000	98,000	(b)
Lincoln National Corp.
6.25%	02/15/20	107,000	114,631
8.75%	07/01/19	270,000	330,909
Listrindo Capital BV
9.25%	01/29/15	100,000	105,861	(b)
Lloyds TSB Bank PLC
5.80%	01/13/20	304,000	286,944	(b)
Majapahit Holding BV
7.25%	10/17/11	300,000	315,000	(b)
7.75%	10/17/16 - 01/20/20	300,000	329,000	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	195,000	207,333
6.88%	04/25/18	233,000	248,560
Midamerican Energy Holdings Co.
6.13%	04/01/36	39,000	42,938	(h)
Morgan Stanley
5.50%	01/26/20	699,000	676,213
5.63%	09/23/19	301,000	291,191
6.00%	04/28/15	133,000	138,995
7.30%	05/13/19	174,000	187,123

Morgan Stanley (Series F)
6.63%	04/01/18	100,000	104,813
Motiva Enterprises LLC
6.85%	01/15/40	150,000	171,430	(b)
Mylan Inc.
7.88%	07/15/20	224,000	228,480	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	103,795	(m)
National Agricultural Cooperative Federation
5.00%	09/30/14	141,000	146,739	(b)
Navistar International Corp.
8.25%	11/01/21	152,000	154,280
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	104,500	(b)
New Communications Holdings Inc.
8.25%	04/15/17	224,000	224,840	(b)
Newmont Mining Corp.
6.25%	10/01/39	358,000	390,692
News America Inc.
6.65%	11/15/37	220,000	246,907
Nexen Inc.
6.20%	07/30/19	472,000	529,948
6.40%	05/15/37	376,000	392,098
Nisource Finance Corp.
6.13%	03/01/22	144,000	153,701
NRG Energy Inc.
7.38%	02/01/16	295,000	293,525
Omnicare Inc.
7.75%	06/01/20	645,000	657,900
1Malaysia Sukuk Global Berhad
3.93%	06/04/15	100,000	101,484	(b)
Pacific Gas & Electric Co.
5.80%	03/01/37	125,000	135,856
PacifiCorp
6.00%	01/15/39	500,000	574,373
6.25%	10/15/37	6,000	7,045
PAETEC Holding Corp.
8.88%	06/30/17	215,000	215,000	(b)
8.88%	06/30/17	200,000	200,000
Pemex Finance Ltd.
9.03%	02/15/11	15,450	15,682	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	50,000	51,013
Petrobras International Finance Co.
5.75%	01/20/20	102,000	102,719
Petroleos Mexicanos
4.88%	03/15/15	210,000	217,350	(b)
8.00%	05/03/19	30,000	35,700
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	100,000	94,285
Petronas Capital Ltd.
5.25%	08/12/19	200,000	210,282	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	100,000	102,665	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	275,000	283,414

Plains All American Pipeline LP
4.25%	09/01/12	224,000	234,026
Plains Exploration & Production Co.
7.63%	06/01/18	110,000	107,525
Pontis Ltd.
6.25%	07/20/10	100,000	98,500	(b)
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	600,000	663,734
Principal Financial Group Inc.
8.88%	05/15/19	102,000	125,067
Prudential Financial Inc.
3.63%	09/17/12	75,000	77,248
3.88%	01/14/15	529,000	532,763
5.15%	01/15/13	175,000	185,208
7.38%	06/15/19	148,000	171,377
QVC Inc.
7.50%	10/01/19	250,000	245,625	(b)
RailAmerica Inc.
9.25%	07/01/17	172,000	180,170
Republic Services Inc.
5.25%	11/15/21	146,000	153,614	(b)
5.50%	09/15/19	208,000	225,081	(b)
Reynolds Group Issuer Inc.
7.75%	10/15/16	200,000	195,500	(b)
Roche Holdings Inc.
6.00%	03/01/19	122,000	142,117	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	656,000	623,934	(b)
RR Donnelley & Sons Co.
4.95%	04/01/14	229,000	233,366
7.63%	06/15/20	214,000	212,162
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100,000	99,250	(b)
6.97%	09/21/16	100,000	98,750	(i)
Sabine Pass LNG LP
7.25%	11/30/13	70,000	63,000
7.50%	11/30/16	80,000	66,600
SBA Telecommunications Inc.
8.00%	08/15/16	64,000	66,240	(b)
8.25%	08/15/19	96,000	101,040	(b)
Security Benefit Life Insurance
8.75%	05/15/16	30,000	26,175	(b)
Simon Property Group LP (REIT)
5.65%	02/01/20	224,000	237,229
Solutia Inc.
7.88%	03/15/20	153,000	152,617
Southern Copper Corp.
5.38%	04/16/20	14,000	14,033
6.75%	04/16/40	37,000	36,574
7.50%	07/27/35	200,000	215,859
Star Energy Geothermal Wayang Windu Ltd.
11.50%	02/12/15	100,000	104,500	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	50,000	53,250	(b)
Talisman Energy Inc.
7.75%	06/01/19	80,000	98,215

Telecom Italia Capital S.A.
6.00%	09/30/34	231,000	197,906
7.18%	06/18/19	152,000	163,645
Telefonica Emisiones SAU
3.73%	04/27/15	166,000	165,516
5.13%	04/27/20	208,000	208,477
Tesoro Corp. (Series B)
6.63%	11/01/15	388,000	363,750
The AES Corp.
8.00%	10/15/17 - 06/01/20	289,000	291,230
The Dow Chemical Co.
5.90%	02/15/15	380,000	415,274
8.55%	05/15/19	228,000	279,098
The Goldman Sachs Group Inc.
5.38%	03/15/20	1,776,000	1,754,894
The Kroger Co.
6.15%	01/15/20	228,000	263,380
The Potomac Edison Co.
5.35%	11/15/14	15,000	16,305	(h)
The Travelers Companies Inc.
5.80%	05/15/18	92,000	100,909
The Williams Companies Inc.
7.88%	09/01/21	163,000	186,813
Ticketmaster Entertainment LLC
10.75%	08/01/16	1,000,000	1,077,500
Time Warner Cable Inc.
5.00%	02/01/20	780,000	797,660
6.75%	07/01/18	392,000	449,968
7.50%	04/01/14	634,000	736,642
Time Warner Inc.
5.88%	11/15/16	396,000	446,413
6.20%	03/15/40	158,000	166,653
TransDigm Inc.
7.75%	07/15/14	96,000	96,000	(b)
UPC Germany GmbH
8.13%	12/01/17	200,000	196,000	(b)
USB Capital XIII Trust
6.63%	12/15/39	226,000	238,281
Vale Overseas Ltd.
6.88%	11/10/39	202,000	211,029
Valero Energy Corp.
6.13%	02/01/20	510,000	524,074
Vedanta Resources PLC
9.50%	07/18/18	100,000	106,250	(b)
Verizon Communications Inc.
6.35%	04/01/19	1,012,000	1,171,023
6.40%	02/15/38	50,000	55,103
6.90%	04/15/38	114,000	133,233
8.75%	11/01/18	154,000	200,196
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	100,000	105,800	(b)
Virgin Media Finance PLC
8.38%	10/15/19	200,000	202,500
9.50%	08/15/16	100,000	105,625
VTB Capital S.A.
6.47%	03/04/15	100,000	100,000	(b)

WEA Finance LLC
6.75%	09/02/19	348,000	386,786	(b)
7.50%	06/02/14	220,000	249,318	(b)
Weatherford International Ltd.
6.50%	08/01/36	166,000	150,425
Williams Partners LP
5.25%	03/15/20	338,000	345,628	(b)
6.30%	04/15/40	226,000	227,065	(b)
Windstream Corp.
7.88%	11/01/17	62,000	60,527
Woodside Finance Ltd.
4.50%	11/10/14	354,000	361,049	(b)
Woori Bank
4.50%	10/07/15	100,000	99,325	(b)
Wyeth
5.50%	03/15/13	237,000	262,140
Wynn Las Vegas LLC
7.88%	05/01/20	583,000	585,915	(b)
XL Capital Ltd.
5.25%	09/15/14	338,000	345,850
Xstrata Finance Canada Ltd.
5.80%	11/15/16	150,935	161,800	(b)
			66,147,538

Non-Agency Collateralized Mortgage Obligations—3.4%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	620,000	647,238
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	931,000	956,806
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	100,000	16,333	(h,i,o)
Banc of America Funding Corp. (Class B1)
5.45%	03/20/36	66,715	2,778	(h,i,o)
Banc of America Mortgage Securities Inc. (Class B1)
5.13%	01/25/36	33,325	3,212	(h,i,o)
Banc of America Mortgage Securities Inc. (Class B2)
5.13%	01/25/36	33,325	433	(h,i,o)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.63%	04/12/38	600,000	605,762	(h,i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.33%	02/11/44	200,000	195,954
5.47%	01/12/45	250,000	258,674
5.69%	06/11/50	1,780,000	1,801,837	(i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	125,000	108,071	(i)
5.91%	06/11/40	140,000	88,555	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.84%	09/11/42	230,000	204,499
5.92%	06/11/50	120,000	103,641	(i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	30,000	10,443	(h,i,o)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	170,000	140,648	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	150,000	98,527

Citigroup Commercial Mortgage Trust (Series 2006) (Class AM)
5.65%	10/15/48	170,000	148,564
Commercial Mortgage Pass Through Certificates (Class A4)
5.96%	06/10/46	360,000	382,765	(i)
Countrywide Commercial Mortgage Trust (Class A4)
5.70%	09/12/49	325,000	323,605
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	500,000	324,503	(i)
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	340,000	287,728	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.34%	10/25/35	28,887	1,850	(h,i,o)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	525,000	315,309
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.65%	02/25/36	23,699	1,751	(h,i,o)
Federal National Mortgage Assoc. REMIC
6.15%	09/25/37	1,230,934	136,340	(g,p)
6.20%	07/25/37	632,236	78,317	(g,p)
6.34%	10/25/35	906,681	117,359	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.33%	10/25/35	1,383,882	202,219	(g,p)
Government National Mortgage Assoc.
1.00%	04/20/40	1,992,470	311,595	(g,p)
6.15%	05/20/40	1,581,800	229,140	(g,p)
Greenwich Capital Commercial Funding Corp.
6.09%	07/10/38	930,000	972,113	(i)
Greenwich Capital Commercial Funding Corp. (Class A4)
5.74%	12/10/49	752,000	739,656
Greenwich Capital Commercial Funding Corp. (Class AM)
6.09%	07/10/38	390,000	335,641
GS Mortgage Securities Corp. II (Class A4)
5.55%	04/10/38	570,000	586,482	(i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.12%	01/25/36	134,899	5,279	(h,i,o)
Indymac INDA Mortgage Loan Trust (Class B2)
5.12%	01/25/36	99,500	766	(h,i,o)
JP Morgan Alternative Loan Trust (Class 1A2)
16.29%	10/25/36	111,013	109,136	(d,h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.41%	05/15/47	270,000	144,329
6.06%	04/15/45	210,000	184,105
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	510,000	546,804	(i)
5.44%	06/12/47	400,000	399,487
5.79%	02/12/51	1,090,000	1,102,760	(i)
6.07%	02/12/51	10,000	9,661
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AJ)
5.50%	06/12/47	70,000	41,079	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	290,000	247,145	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	50,000	11,932	(i,o)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	130,000	137,275
5.16%	02/15/31	210,000	218,452
5.66%	03/15/39	1,186,000	1,226,147	(h,i)

LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	70,000	45,295	(i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%	07/15/40	90,000	13,499	(i,o)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
0.54%	12/15/39	368,534	4,699	(h,i,o)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	165,000	86,217
Morgan Stanley Capital I
5.16%	10/12/52	80,000	83,720	(i)
5.36%	11/12/41	345,000	291,756
5.94%	10/15/42	189,000	111,593
Morgan Stanley Capital I (Class A31)
5.44%	02/12/44	1,000,000	1,033,137
Morgan Stanley Capital I (Class A4)
5.45%	02/12/44	393,000	390,553	(i)
5.81%	12/12/49	1,321,550	1,368,480
Morgan Stanley Capital I (Class AM)
5.98%	08/12/41	210,000	194,352	(i)
6.46%	01/11/43	230,000	206,869
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	110,000	70,681
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	500,000	512,754	(h)
OBP Depositor LLC Trust
4.65%	07/15/45	150,000	149,999	(b)
Puma Finance Ltd. (Class A)
5.42%	10/11/34	5,083	4,904	(d,h,i)
Residential Accredit Loans Inc.
6.00%	01/25/36	82,877	1	(h,o)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.11%	02/25/28	14,262	1	(i,o)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	170,000	76,501
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	200,000	144,421	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	210,000	180,976	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	70,000	48,077	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
3.52%	05/25/36	210,000	212,116	(b,d)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	270,485	46,916	(h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	03/25/36	93,598	3,990	(h,o)
			20,404,212

Sovereign Bonds - 0.8%
Government of Belize
6.00%	02/20/29	62,900	46,546	(j)
Government of Brazil
5.63%	01/07/41	200,000	196,500
8.00%	01/15/18	363,556	421,724	(h)
8.25%	01/20/34	153,000	201,960

Government of Brazilian
4.88%	01/22/21	118,000	118,177
Government of Colombia
6.13%	01/18/41	300,000	303,750
Government of Costa Rica
10.00%	08/01/20	75,000	100,875	(b)
Government of El Salvador
7.65%	06/15/35	70,000	74,200	(b)
Government of Grenada
2.50%	09/15/25	32,100	14,766	(b,j)
Government of Hungary
4.75%	02/03/15	300,000	297,620
Government of Indonesia
11.63%	03/04/19	100,000	143,750	(b)
Government of Lebanon
6.38%	03/09/20	102,000	102,003
Government of Panama
5.20%	01/30/20	100,000	104,000
6.70%	01/26/36	40,000	44,100
Government of Peruvian
6.55%	03/14/37	97,000	107,185
7.35%	07/21/25	100,000	119,750
Government of Philippine
6.38%	10/23/34	300,000	300,360
6.50%	01/20/20	100,000	109,800
Government of Poland
6.38%	07/15/19	16,000	17,700
Government of Qatar
5.25%	01/20/20	200,000	209,000	(b)
Government of Turkey
5.63%	03/30/21	200,000	198,000
6.75%	05/30/40	500,000	501,250
Government of Uruguay
6.88%	09/28/25	48,647	54,241
Government of Venezuela
1.31%	04/20/11	31,000	28,597	(i)
5.38%	08/07/10	203,000	201,477
10.75%	09/19/13	81,000	70,470
Korea Expressway Corp.			4.50%
4.50%	03/23/15	100,000	102,361	(b)
Province of Manitoba Canada
4.90%	12/06/16	75,000	84,401	(h)
Province of Quebec Canada
7.50%	09/15/29	110,000	150,989
Republic of Dominican
7.50%	05/06/21	100,000	103,000	(b)
9.50%	09/27/11	75,422	78,816
Russian Foreign Bond - Eurobond
3.63%	04/29/15	100,000	96,750	(b)
5.00%	04/29/20	100,000	96,500	(b)
7.50%	03/31/30	172,817	194,817	(j)
United Mexican States
5.13%	01/15/20	92,000	95,680
			5,091,115

Municipal Bonds and Notes—0.1%
American Municipal Power—Ohio Inc.
6.05%	02/15/43	121,000	120,078
Municipal Electric Authority of Georgia
6.64%	04/01/57	237,000	229,520
New Jersey State Turnpike Authority
7.41%	01/01/40	305,000	371,521
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	68,548
			789,667

Total Bonds and Notes			165,012,091
(Cost $161,447,223)
		Number of Shares
Exchange Traded Funds—0.5%
Financial Select Sector SPDR Fund		38,273	528,551	(n)
Industrial Select Sector SPDR Fund		76,550	2,101,29	8 (n)
iShares MSCI Emerging Markets Index Fund		3,983	148,646

Total Exchange Traded Funds			2,778,495
(Cost $3,392,064)

Other Investments—0.2%
GEI Investment Fund			910,148	(k)
(Cost $1,046,147)

Total Investments in Securities			516,709,145
(Cost $536,606,213)

Short—Term Investments—14.9%
GE Money Market Fund Institutional Class
0.05%			89,045,19	0 (d,k)
(Cost $89,045,190)

Total Investments			605,754,335
(Cost $625,651,403)

Liabilities in Excess of Other Assets, net—(1.3)%			(7,475,695)

NET ASSETS—100.0%			$598,278,640

Other Information

The Fund had the following long future contract open at June 30, 2010 (unaudited);

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
DJ Euro Stoxx 50 Index Futures	September 2010	27	$849,297	$(54,264)
FTSE 100 Index Futures	September 2010	6	438,103	(31,871)
Russell 2000 Mini Index Futures	September 2010	203	12,338,340	(865,209)
S&P 500 Emini Index Futures	September 2010	7	359,310	(26,961)
S&P Mid Cap 400 Emini Index Futures	September 2010	4	284,000	(23,982)
Topix Index Futures	September 2010	4	379,026	(9,104)
2 Yr. U.S. Treasury Notes Futures	September 2010	90	19,694,531	19,358
5 Yr. U.S. Treasury Notes Futures	September 2010	118	13,965,484	228,481

The Fund had the following short future contract open at June 30, 2010 (unaudited);

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Emini Index Futures	September 2010	1	$(51,330)	$680
Ultra Long U.S. Treasury Bond Futures	September 2010	6	(814,875)	(39,923)
10 Yr. U.S. Treasury Notes Futures	September 2010	332	(40,685,563)	(913,311)

				$(1,716,106)

The Fund was invested in the following countries at June 30, 2010 (unaudited):

Country	Percentage (based on Market Value)
United States	69.34%
United Kingdom	4.76%
Japan	3.34%
Germany	3.26%
France	2.74%
Switzerland	2.28%
Canada	2.28%
Brazil	1.51%
China	1.43%
South Korea	1.15%
Taiwan	1.03%
Netherlands	0.76%
Spain	0.70%
Russian Federation	0.58%
Italy	0.54%
India	0.50%
South Africa	0.41%
Australia	0.41%
Mexico	0.31%
Sweden	0.25%
Philippines	0.24%
Denmark	0.22%
Hong Kong	0.20%
Indonesia	0.19%
Turkey	0.19%
Ireland	0.18%
Chile	0.14%
Supranational	0.12%
Peru	0.09%
United Arab Emirates	0.08%
Malaysia	0.07%
Finland	0.07%
Bermuda	0.05%

Colombia	0.05%
Bolivarian Republic of Venezuela	0.05%
Hungary	0.05%
Czech Republic	0.05%
Egypt	0.05%
Thailand	0.04%
Panama	0.03%
Qatar	0.03%
Ukraine	0.03%
Kazakhstan	0.03%
Dominican Republic	0.03%
El Salvador	0.03%
Jamaica	0.02%
Lebanon	0.02%
Costa Rica	0.02%
Trinidad And Tobago	0.02%
Austria	0.01%
Uruguay	0.01%
Belize	0.01%

100.00%

The Fund was invested in the following categories at June 30, 2010 (unaudited):

Industry	Domestic Percentage (based on Market Value)	Foreign Percentage (based on Market Value)	Total Percentage (based on Market Value)
Commercial Banks	0.31%	3.43%	3.74%
Oil, Gas & Consumable Fuels	1.56%	2.17%	3.73%
Capital Markets	1.69%	0.81%	2.50%
Metals & Mining	0.47%	1.93%	2.40%
Communications Equipment	1.37%	0.96%	2.33%
Chemicals	0.81%	1.43%	2.24%
Insurance	1.06%	1.18%	2.24%
Software	1.73%	0.36%	2.09%
Healthcare Equipment & Supplies	1.36%	0.54%	1.90%
Semiconductors & Semiconductor Equipment	0.84%	1.04%	1.88%
Wireless Telecommunication Services	1.02%	0.84%	1.86%
Media	1.62%	0.22%	1.84%
Diversified Financial Services	1.29%	0.35%	1.64%
Food Products	0.58%	1.04%	1.62%
Biotechnology	1.60%	0.00%	1.60%
IT Services	1.19%	0.32%	1.51%
Pharmaceuticals	0.50%	0.99%	1.49%
Specialty Retail	0.95%	0.36%	1.31%
Aerospace & Defense	0.68%	0.51%	1.19%
Household Products	0.45%	0.69%	1.14%
Beverages	0.97%	0.16%	1.13%
Industrial Conglomerates	0.08%	1.03%	1.11%
Energy Equipment & Services	1.04%	0.00%	1.04%
Internet Software & Services	0.49%	0.50%	0.99%
Healthcare Providers & Services	0.86%	0.08%	0.94%

Automobiles	0.00%	0.93%	0.93%
Commercial Services & Supplies	0.55%	0.34%	0.89%
Food & Staples Retailing	0.12%	0.70%	0.82%
Electric Utilities	0.67%	0.12%	0.79%
Life Sciences Tools & Services	0.79%	0.00%	0.79%
Machinery	0.40%	0.38%	0.78%
Computers & Peripherals	0.71%	0.00%	0.71%
Multi-Utilities	0.15%	0.44%	0.59%
Real Estate Management & Development	0.29%	0.26%	0.55%
Electronic Equipment, Instruments & Components	0.12%	0.40%	0.52%
Construction & Engineering	0.00%	0.49%	0.49%
Exchange Traded Fund	0.47%	0.00%	0.47%
Multiline Retail	0.39%	0.00%	0.39%
Textiles, Apparel & Luxury Goods	0.15%	0.24%	0.39%
Professional Services	0.13%	0.25%	0.38%
Electrical Equipment	0.00%	0.37%	0.37%
Diversified Telecommunication Services	0.20%	0.16%	0.36%
Hotels, Restaurants & Leisure	0.30%	0.00%	0.30%
Trading Companies & Distributors	0.06%	0.18%	0.24%
Marine	0.00%	0.22%	0.22%
Construction Materials	0.00%	0.18%	0.18%
Tobacco	0.15%	0.00%	0.15%
Personal Products	0.14%	0.00%	0.14%
Real Estate Investment Trusts (REIT’s)	0.14%	0.00%	0.14%
Road & Rail	0.12%	0.00%	0.12%
Thrifts & Mortgage Finance	0.12%	0.00%	0.12%
Household Durables	0.05%	0.06%	0.11%
Water Utilities	0.11%	0.00%	0.11%
Building Products	0.00%	0.09%	0.09%
Gas Utilities	0.06%	0.00%	0.06%
Healthcare Technology	0.06%	0.00%	0.06%
Independent Power Producers & Energy Traders	0.03%	0.02%	0.05%
Air Freight & Logistics	0.03%	0.00%	0.03%
Banking	0.03%	0.00%	0.03%
Paper & Forest Products	0.03%	0.00%	0.03%
Diversified Consumer Services	0.00%	0.02%	0.02%
Transportation Infrastructure	0.00%	0.02%	0.02%

			57.90%

Sector	Percentage (based on Market Value)
Corporate Notes	10.92%
Agency Mortgage Backed	6.50%
U.S. Treasuries	4.63%
Non-Agency Collateralized Mortgage Obligations	3.37%
Sovereign Bonds	0.84%
Asset Backed	0.56%
Agency Collateralized Mortgage Obligations	0.30%
Municipal Bonds and Notes	0.13%

27.25%

Short Term and Other Investments	Percentage (based on Market Value)
Short-Term	14.70%
Other Investments	0.15%

14.85%

100.00%

Notes to Schedules of Investments June 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $1,9749,030, $43,127,781 and $1,749,691 or 3.30%, 11.16% and 8.37% of the net assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE funds—GE money market funds.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment advisor.

(m)	Securities in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Illiquid Securities. At June 30, 2010, these securities amounted to $126,925 and $617,132 or 0.02% and 0.16% of Net Assets for the GE Institutional Strategic Investment Fund and GE Institutional Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

*	Less than 0.1%
**	Amount is less than $1.00
†	Percentages are based on net assets as of June 30, 2010.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2010:

GE Institutional U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$368,753,443	$—	$—	$368,753,443
Exchanged Traded Funds	6,510,704	—	—	6,510,704
Other Investments	—	77,010	—	77,010
Short-Term Investments	19,147,139	—	—	19,147,139

Total Investments in Securities	$394,411,286	$77,010	$—	$394,488,296

Other Financial Instruments
Futures Contracts—Unrealized Depreciation	$(612,229)	$—	$—	$(612,229)

GE Institutional S&P 500 Index Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$61,026,212	$—	$—	$61,026,212
Other Investments	—	28,798	—	28,798
Short-Term Investments	902,924	109,956	—	1,012,880

Total Investments in Securities	$61,929,136	$138,754	$—	$62,067,890

Other Financial Instruments
Futures Contracts—Unrealized Depreciation	$(70,074)	$—	$—	$(70,074)

GE Institutional Core Value Equity Fund
	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stock	$110,777,260	$—		$—	$110,777,260
Exchanged Traded Funds	2,104,639	—		—	2,104,639
Other Investments	—	20,677		—	20,677
Short-Term Investments	1,844,905	—		—	1,844,905

Total Investments in Securities	$114,726,804	$20,677		$—	$114,747,481

Other Financial Instruments
Futures Contracts—Unrealized Depreciation	$(70,304)	$—		$—	$(70,304)

GE Institutional Premier Growth Equity Fund
	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stock	$225,168,123	$—		$—	$225,168,123
Other Investments	—	148,296		—	148,296
Short-Term Investments	7,345,965	—		—	7,345,965

Total Investments in Securities	$232,514,088	$148,296		$—	$232,662,384

Other Financial Instruments
Futures Contracts—Unrealized Depreciation	$(128,201)	$—		$—	$(128,201)

GE Institutional Small-Cap Equity Fund
	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stock	$617,418,487	$—		$—	$617,418,487
Other Investments	—	77,289		—	77,289
Short-Term Investments	39,240,253	—		—	39,240,253

Total Investments in Securities	$656,658,740	$77,289		$—	$656,736,029

Other Financial Instruments
Futures Contracts—Unrealized Depreciation	$(832,339)	$—		$—	$(832,339)

GE Institutional International Equity Fund
	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stock	$189,957,811	$2,179,456,611	‡	$—	$2,369,414,422
Preferred Stock	—	37,733,638	‡	—	37,733,638
Rights	—	432,953	‡	—	432,953
Other Investments	—	216,147		—	216,147
Short-Term Investments	46,904,667	—		—	46,904,667

Total Investments in Securities	$236,862,478	$2,217,839,349		$—	$2,454,701,827

Other Financial Instruments
Futures Contracts—Unrealized Depreciation	$(668,439)	$—		$—	$(668,439)

‡	At June 30, 2010, the foreign securities were valued with the assistance of an independent fair value pricing services, causing securities to move from Level 1 to Level 2

GE Institutional Strategic Investment Fund
	Level 1	Level 2		Level 3	Total
Investments in Securities
Domestic Equity	$185,380,189	$—		$—	$185,380,189
Foreign Equity	26,419,068	132,260,922	‡	—	158,679,990
Bonds and Notes—U.S. Treasuries	—	28,031,190		—	28,031,190
Bonds and Notes—Agency Mortgage Backed	—	39,370,506		—	39,370,506
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	1,406,266		385,406	1,791,672
Bonds and Notes—Asset Backed	—	3,386,191		—	3,386,191
Bonds and Notes—Corporate Notes	—	65,944,538		203,000	66,147,538
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	20,398,108		6,104	20,404,212
Bonds and Notes—Sovereign Bonds	—	5,091,115		—	5,091,115
Bonds and Notes—Municipal Notes and Bonds	—	789,667		—	789,667
Exchange Traded Funds	2,778,495	—		—	2,778,495
Preferred Stock	1,874,324	2,046,140	‡	—	3,920,464
Rights	—	27,768	‡	—	27,768
Other Investments	—	910,148		—	910,148
Short-Term Investments	89,045,190	—		—	89,045,190

Total Investments in Securities	$305,497,266	$299,662,559		$594,510	$605,754,335

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$248,519	$—		$—	$248,519
Futures Contracts—Unrealized Depreciation	(1,964,625)	—		—	(1,964,625)

Total Other Financial Instruments	$(1,716,106)	$—		$—	$(1,716,106)

‡	At June 30, 2010, the foreign securities were valued with the assistance of an independent fair value pricing services, causing securities to move from Level 1 to Level 2

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage	Total
Balance at 09/30/09	$—	$251,546	$—	$634,187	$15,455	$901,188
Accrued discounts/premiums	—	(69,068)	—	(204)	—	(69,272)
Realized gain (loss)	—	(15,712)	—	—	(103,758)	(119,470)
Change in unrealized gain (loss)	—	31,547	—	(1,046)	111,525	142,026
Net purchases (sales)	—	7,392	—	204,250	(14,791)	196,851
Net transfers in and out of Level 3	—	179,701	—	(634,187)	(2,327)	(456,813)

Balance at 06/30/10	$—	$385,406	$—	$203,000	$6,104	$594,510
Change in unrealized gain (loss) relating to securities still held at 06/30/10	$—	$16,715	$—	$(1,046)	$32,475	$48,144

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE Institutional Income Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$58,451,257	$—	$58,451,257
Bonds and Notes—Agency Mortgage Backed	—	88,406,035	—	88,406,035
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	4,128,477	1,169,922	5,298,399
Bonds and Notes—Asset Backed	—	6,792,225	135,382	6,927,607
Bonds and Notes—Corporate Notes	—	137,251,056	615,000	137,866,056
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	42,674,832	140,128	42,814,960
Bonds and Notes—Sovereign Bonds	—	11,747,933	—	11,747,933
Bonds and Notes—Municipal Notes and Bonds	—	2,196,472	—	2,196,472
Preferred Stock	534,786	—	—	534,786
Other Investments	—	1,046,233	—	1,046,233
Short-Term Investments	45,659,730	—	—	45,659,730

Total Investments in Securities	$46,194,516	$352,694,520	$2,060,432	$400,949,468

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$422,241	$—	$—	$422,241
Futures Contracts—Unrealized Depreciation	(1,358,654)	—	—	(1,358,654)

Total Other Financial Instruments	$(936,413)	$—	$—	$(936,413)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage	Total
Balance at 09/30/09	$—	$1,152,729	$176,238	$1,358,795	$228,850	$2,916,612
Accrued discounts/premiums	—	(61,233)	—	(739)	—	(61,972)
Realized gain (loss)	—	(322,983)	—	—	(618,201)	(941,184)
Change in unrealized gain (loss)	—	149,636	63,555	109	760,277	973,577
Net purchases (sales)	—	(246,631)	(104,411)	615,630	(215,671)	48,917
Net transfers in and out of Level 3	—	498,404	—	(1,358,795)	(15,127)	(875,518)

Balance at 06/30/10	$—	$1,169,922	$135,382	$615,000	$140,128	$2,060,432
Change in unrealized gain (loss) relating to securities still held at 06/30/10	$—	$125,637	$63,555	$109	$49,233	$238,534

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE Institutional Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury	$—	$804,451	$—	$804,451
Agency	—	2,699,506	—	2,699,506
Commercial Paper	—	6,498,101	—	6,498,101
Repurchase Agreements	—	2,200,000	—	2,200,000
Corporate Notes	—	2,304,199	—	2,304,199
Time Deposit	—	832,835	—	832,835
Certificates of Deposit	—	5,550,081	—	5,550,081

Total Short-Term Investments	$—	$20,889,173	$—	$20,889,173

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives June 30, 2010			Liability Derivatives June 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value		Location in the Statements of Assets and Liabilities	Fair Value
GE Institutional U.S. Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(612,229	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional S&P 500 Index Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(70,074	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Core Value Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(70,304	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Premier Growth Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(128,201	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Small—Cap Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(832,339	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional International Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(668,439	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Strategic Investment Fund
Equity Contracts	Receivables, Net Assets—	680	*	Liabilities, Net Assets—	(1,011,391	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Interest Rate Contracts	Receivables, Net Assets—	247,839	*	Liabilities, Net Assets—	(953,234	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Income Fund
Interest Rate Contracts	Receivables, Net Assets—	422,241	*	Liabilities, Net Assets—	(1,358,654	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds

Date: August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds

Date: August 19, 2010

By:	/S/ EUNICE TSANG
EUNICE TSANG
Treasurer, GE Institutional Funds

Date: August 19, 2010